UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

_Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _2/28

Date of reporting period: _08/31/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
August 31, 2014

Franklin Tax-Free Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Municipal Bond Market Overview	3
Investment Strategy and
Manager’s Discussion	4
Franklin Double
Tax-Free Income Fund	5
Franklin Federal Intermediate-Term
Tax-Free Income Fund	11
Franklin Federal Limited-Term
Tax-Free Income Fund	17
Franklin High Yield
Tax-Free Income Fund	23
Franklin Insured
Tax-Free Income Fund	29
Franklin Massachusetts
Tax-Free Income Fund	35
Franklin New Jersey
Tax-Free Income Fund	42
Financial Highlights and
Statements of Investments	49
Financial Statements	140
Notes to Financial Statements	150
Shareholder Information	163

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Semiannual Report

Municipal Bond Market Overview

For the six months ended August 31, 2014, municipal bond market performance remained strong as prices rose. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +4.19% total return for the period.1,2 In comparison, the Barclays U.S. Treasury Index posted a +1.96% six-month return.1,2 During the same period, the Barclays Insured Municipal Bond Index produced a +5.59% total return, and the Barclays 10-Year Municipal Bond Index delivered a +4.03% total return.1,2

A decline in issuance contributed to municipal market strength throughout this reporting period. The decreased supply did not deter individual or institutional investor appetite as buyers found attractive the higher relative yields offered by this asset class. Investors seeking tax-free income seemed to recognize the value municipal bonds offered despite current, low interest rates. Throughout the period, demand for tax-exempt income remained strong, and municipal bond fund inflows reversed the outflows of the prior year.

At the beginning of 2014, the Federal Reserve Board (Fed) began to modestly reduce the pace of its bond buying program. The municipal bond market showed little reaction initially. Economic data during this reporting period continued to indicate positive trends such as lower unemployment and a stronger housing market. Despite the pockets of positive news, the Fed Chair remained concerned that low wage growth and workforce participation were evidence that the labor market might be weaker than reported and therefore left interest rates low. This commitment to lower interest rates combined with lower levels of new-issue municipal bond supply compared with the previous year helped support a rise in municipal bond prices during the reporting period.

Certain credit events continued to challenge the municipal bond market during the period under review. Independent credit rating agencies Standard & Poor’s, Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt to below investment grade. The City of Chicago suffered a further downgrade by Moody’s. The City of Detroit, after filing for the largest municipal bankruptcy in U.S. history, remained in litigation with creditors. In addition, reports from rating agencies and research organizations mentioned underfunded pensions that could affect the fiscal stability of several states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

On June 28, 2014, Puerto Rico Governor Alejandro García-Padilla signed into law The Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, cannot file for bankruptcy under the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. At period-end, no Puerto Rico public corporation had filed to reorganize under the act. Market reaction to the new law increased volatility within this sector, but despite the negative reaction, during this reporting period, Puerto Rico bonds overall delivered a +2.31% total return, as measured by the Barclays Puerto Rico Municipal Bond Index.1,2

Franklin Templeton also joined a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

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Semiannual Report | 3

Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we generally sought to purchase bonds with good call features from 15 to 30 years in maturity for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4 | Semiannual Report

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Franklin Double Tax-Free Income Fund

We are pleased to bring you Franklin Double Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014. The Fund closed to all new investments (other than reinvestment of dividends or capital gains distributions) at the close of the market on August 1, 2012.

Your Fund’s Goal and Main Investments

Franklin Double Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and state personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 The Fund focuses on municipal securities issued by U.S. territories such as Puerto Rico, Guam and the U.S. Virgin Islands, and currently invests primarily in Puerto Rico municipal securities.

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	5.12%
AA	9.95%
A	13.42%
BBB	36.54%
Below Investment Grade	34.97%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $9.72 on February 28, 2014, to $9.82 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 27.51 cents per share for the same period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 5.22%, based on an annualization of the 4.46 cent per share August dividend and the maximum offering price of $10.26 on August 31, 2014. An investor in the 2014 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 9.22% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	4.61	4.22	4.68
April	4.61	4.22	4.68
May	4.61	4.22	4.68
June	4.61	4.17	4.68
July	4.61	4.17	4.68
August	4.46	4.02	4.53
Total	27.51	25.02	27.93

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. Certain municipal issuers in Puerto Rico have continued

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 52.

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Semiannual Report | 5

FRANKLIN DOUBLE TAX-FREE INCOME FUND

to experience significant financial difficulties. In February 2014, Standard & Poor’s, Moody’s Investors Service and Fitch Ratings downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as they are not rated investment grade by at least one U.S. nationally recognized rating service.

In June 2014, Puerto Rico enacted legislation to allow certain Puerto Rico public corporations to seek protection from creditors and to restructure their debt should they become insolvent. Under this legislation, an insolvent public corporation’s debt holders, such as the Fund, could lose certain of their rights and likely would not receive timely payments of principal and interest. Shortly after the legislation’s passage, rating agencies further downgraded the ratings of Puerto Rico and many of its public corporations and authorities. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Tax-Supported	23.8%
Other Revenue	15.9%
Utilities	12.6%
Transportation	11.4%
Higher Education	10.4%
Subject to Government Appropriations	8.9%
General Obligation	7.0%
Refunded	5.1%
Hospital & Health Care	2.9%
Housing	2.0%

*Does not include short-term investments and other net assets.

Franklin Double Tax-Free Income Fund was the first mutual fund to offer both state and federal income tax exemptions in most states. We do this by focusing on investments in U.S. territories such as Puerto Rico, the U.S. Virgin Islands and Guam. This can be particularly appealing to residents of states where income from their own municipal securities may be fully taxable.

The Fund held 49 different positions across 10 different sectors as of August 31, 2014. Issuers represented in the portfolio comprised Puerto Rico (64.6% of the Fund’s total long-term investments), Guam (24.8%) and the U.S. Virgin Islands (10.6%).

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

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FRANKLIN DOUBLE TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FPRTX)	$9.82	$9.72	+$	0.10
C (FPRIX)	$9.86	$9.77	+$	0.09
Advisor (FDBZX)	$9.84	$9.74	+$	0.10

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2751
C	$0.2502
Advisor	$0.2793

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FRANKLIN DOUBLE TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.67%
6-Month	+	3.93%		-0.47%
1-Year	+	2.68%		-1.69%		-0.20%
5-Year	+	11.04%	+	1.24%	+	0.43%
10-Year	+	28.96%	+	2.13%	+	2.23%
C								1.23%
6-Month	+	3.54%	+	2.54%
1-Year	+	2.13%	+	1.16%	+	2.62%
5-Year	+	7.98%	+	1.55%	+	0.74%
10-Year	+	21.97%	+	2.01%	+	2.11%
Advisor[5]								0.58%
6-Month	+	3.97%	+	3.97%
1-Year	+	2.87%	+	2.87%	+	4.25%
5-Year	+	11.77%	+	2.25%	+	1.40%
10-Year	+	29.82%	+	2.64%	+	2.74%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		5.22%		9.22%		4.75%		8.39%
C		4.89%		8.64%		4.42%		7.81%
Advisor		5.52%		9.75%		5.06%		8.94%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

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FRANKLIN DOUBLE TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund currently invests principally in Puerto Rico municipal bonds, it is subject to greater risk as those securities have been impacted by recent adverse economic and market changes. This along with adverse economic and regulatory changes in other U.S. territories may cause the Fund’s share price to decline. The Fund is classified as a nondiversified fund, because it may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.76% and +2.89%.

6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.

7. Taxable equivalent distribution rate and yield assume the 2014 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN DOUBLE TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,039.30	$3.91
Hypothetical (5% return before expenses)	$1,000	$1,021.37	$3.87
C
Actual	$1,000	$1,035.40	$6.72
Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.67
Advisor
Actual	$1,000	$1,039.70	$3.39
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.76%; C: 1.31%; and Advisor: 0.66%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

10 | Semiannual Report

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Franklin Federal Intermediate-Term Tax-Free Income Fund

We are pleased to bring you Franklin Federal Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	10.72%
AA	67.41%
A	17.64%
BBB	2.48%
Below Investment Grade	0.46%
Refunded	1.28%
Not Rated	0.01%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.21 on February 28, 2014, to $12.41 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 16.43 cents per share for the same period.2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.57%, based on an annualization of the 2.72 cent per share August dividend and the maximum offering price of $12.70 on August 31, 2014. An investor in the 2014 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 4.54% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	2.83	2.28	2.93
April	2.72	2.17	2.82
May	2.72	2.17	2.82
June	2.72	2.16	2.82
July	2.72	2.16	2.82
August	2.72	2.16	2.82
Total	16.43	13.10	17.03

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s,

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 57.

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Semiannual Report | 11

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation (GO) debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
General Obligation	21.2%
Utilities	20.5%
Transportation	16.5%
Subject to Government Appropriations	16.2%
Tax-Supported	8.5%
Hospital & Health Care	7.3%
Other Revenue	5.0%
Higher Education	3.0%
Refunded	1.8%
Housing	0.0%**

*Does not include short-term investments and other net assets.

**Rounds to less than 0.1%.

The Fund also held various Detroit GO bonds during the reporting period. In light of the fact that the bonds are included in the City’s plan of adjustment under Chapter 9 bankruptcy, it is important to note that the Detroit GO bonds held in the Fund are insured or are backed by Michigan State Distributable Aid revenues. Municipal bond insurance guarantees the timely payment of principal and interest of the insured bond.

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12 | Semiannual Report

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FKITX)	$12.41	$12.21	+$	0.20
C (FCITX)	$12.44	$12.24	+$	0.20
Advisor (FITZX)	$12.44	$12.24	+$	0.20

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.1643
C	$0.1310
Advisor	$0.1703

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.65%
6-Month	+	3.00%	+	0.69%
1-Year	+	8.17%	+	5.75%	+	3.41%
5-Year	+	27.99%	+	4.58%	+	3.79%
10-Year	+	50.79%	+	3.95%	+	3.89%
C								1.20%
6-Month	+	2.72%	+	1.72%
1-Year	+	7.57%	+	6.57%	+	4.24%
5-Year	+	24.56%	+	4.49%	+	3.70%
10-Year	+	42.71%	+	3.62%	+	3.56%
Advisor[5]								0.55%
6-Month	+	3.05%	+	3.05%
1-Year	+	8.35%	+	8.35%	+	6.00%
5-Year	+	28.77%	+	5.19%	+	4.39%
10-Year	+	51.95%	+	4.27%	+	4.21%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		2.57%		4.54%		1.42%		2.51%
C		2.08%		3.67%		0.91%		1.61%
Advisor		2.72%		4.81%		1.56%		2.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

14 | Semiannual Report

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +42.03% and +6.29%.

6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.

7. Taxable equivalent distribution rate and yield assume the 2014 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,030.00	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36
C
Actual	$1,000	$1,027.20	$6.18
Hypothetical (5% return before expenses)	$1,000	$1,019.11	$6.16
Advisor
Actual	$1,000	$1,030.50	$2.87
Hypothetical (5% return before expenses)	$1,000	$1,022.38	$2.85

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

16 | Semiannual Report

franklintempleton.com

Franklin Federal Limited-Term Tax-Free Income Fund

This semiannual report for Franklin Federal Limited-Term Tax-Free Income Fund covers the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	19.57%
AA	55.23%
A	20.23%
BBB	2.09%
Below Investment Grade	0.97%
Refunded	1.91%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

For the period from February 28, 2014, through August 31, 2014, the Fund’s Class A share price, as measured by net asset value, began and ended at $10.51. The Fund’s Class A shares paid dividends totaling 5.26 cents per share for the same period.2 The Performance Summary beginning on page 19 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 1.02%, based on an annualization of the 0.91 cent per share August dividend and the maximum offering price of $10.75 on August 31, 2014. An investor in the 2014 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 1.80% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Advisor Class shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Advisor Class
March	0.81	0.94
April	0.81	0.94
May	0.91	1.04
June	0.91	1.04
July	0.91	1.04
August	0.91	1.04
Total	5.26	6.04

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 76.

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Semiannual Report | 17

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
General Obligation	29.5%
Transportation	14.2%
Utilities	12.3%
Subject to Government Appropriations	8.8%
Tax-Supported	8.4%
Other Revenue	7.9%
Higher Education	6.8%
Refunded	6.0%
Hospital & Health Care	4.7%
Housing	0.9%
Corporate-Backed	0.5%

*Does not include short-term investments and other net assets.

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to insulate investors against bond market volatility. As a result of our strategy, we believe the Fund was positioned to be less sensitive to changes in short-term interest rates, and to preserve capital and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18 | Semiannual Report

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14	Change
A (FFTFX)	$10.51	$10.51	$0.00
Advisor (FTFZX)	$10.50	$10.50	$0.00

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.0526
Advisor	$0.0604

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 8/31/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

								Total Annual Operating Expenses[5]
		Cumulative		Average Annual	Average Annual
Share Class		Total Return[2]		Total Return[3]	Total Return (9/30/14)[4]			(with waiver)	(without waiver)
A								0.63%	0.84%
6-Month	+	0.50%		-1.74%
1-Year	+	1.82%		-0.47%			-0.87%
5-Year	+	11.95%	+	1.81%		+	1.57%
10-Year	+	29.39%	+	2.38%		+	2.36%
Advisor[6]								0.48%	0.69%
6-Month	+	0.58%	+	0.58%
1-Year	+	1.97%	+	1.97%		+	1.65%
5-Year	+	12.43%	+	2.37%		+	2.15%
10-Year	+	29.94%	+	2.65%		+	2.64%

								Taxable Equivalent
					30-Day Standardized Yield[9]			30-Day Standardized Yield[8]
		Distribution		Taxable Equivalent
Share Class		Rate[7]		Distribution Rate[8]	(with waiver)		(without waiver)	(with waiver)	(without waiver)
A		1.02%		1.80%	0.24%		0.03%	0.42%	0.05%
Advisor		1.19%		2.10%	0.39%		0.19%	0.69%	0.34%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

20 | Semiannual Report

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 6/30/15. Fund investment results reflect the expense reduction, to the extent applicable; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 2/1/11 (commencement of sales), the cumulative and average annual total return of Advisor Class shares were +8.49% and +2.30%.

7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/14. 8. Taxable equivalent distribution rate and yield assume the 2014 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

9. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,005.00	$3.08
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$3.11
Advisor
Actual	$1,000	$1,005.80	$2.33
Hypothetical (5% return before expenses)	$1,000	$1,022.89	$2.35

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, annualized for each class (A: 0.61% and Advisor: 0.46%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

22 | Semiannual Report

franklintempleton.com

Franklin High Yield Tax-Free Income Fund

We are pleased to bring you Franklin High Yield Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goals and Main Investments

Franklin High Yield Tax-Free Income Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	5.26%
AA	25.67%
A	25.63%
BBB	23.05%
Below Investment Grade	11.98%
Refunded	0.83%
Not Rated	7.58%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.15 on February 28, 2014, to $10.53 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 24.14 cents per share for the same period.2 The Performance Summary beginning on page 25 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.13%, based on an annualization of the 3.79 cent per share August dividend and the maximum offering price of $11.00 on August 31, 2014. An investor in the 2014 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 7.30% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	4.19	3.73	4.27
April	4.19	3.73	4.27
May	4.19	3.73	4.27
June	3.89	3.42	3.97
July	3.89	3.42	3.97
August	3.79	3.32	3.87
Total	24.14	21.35	24.62

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings. In February 2014,

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 90.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded the ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, and may invest in municipal securities in any rating category. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Utilities	20.0%
Transportation	17.9%
Hospital & Health Care	17.2%
Tax-Supported	10.3%
General Obligation	9.7%
Subject to Government Appropriations	6.1%
Refunded	6.0%
Corporate-Backed	5.3%
Other Revenue	4.3%
Higher Education	2.2%
Housing	1.0%

*Does not include short-term investments and other net assets.

The Fund continued to generate high, current, tax-free income for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRHIX)	$10.53	$10.15	+$	0.38
C (FHYIX)	$10.71	$10.31	+$	0.40
Advisor (FHYVX)	$10.57	$10.18	+$	0.39

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2414
C	$0.2135
Advisor	$0.2462

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.63%
6-Month	+	6.19%	+	1.68%
1-Year	+	13.98%	+	9.13%	+	6.97%
5-Year	+	41.59%	+	6.28%	+	4.87%
10-Year	+	64.49%	+	4.65%	+	4.64%
C								1.18%
6-Month	+	6.00%	+	5.00%
1-Year	+	13.48%	+	12.48%	+	10.05%
5-Year	+	37.89%	+	6.64%	+	5.20%
10-Year	+	55.89%	+	4.54%	+	4.52%
Advisor[5]								0.53%
6-Month	+	6.31%	+	6.31%
1-Year	+	14.14%	+	14.14%	+	11.78%
5-Year	+	42.42%	+	7.33%	+	5.89%
10-Year	+	65.92%	+	5.19%	+	5.18%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		4.13%		7.30%		3.16%		5.58%
C		3.72%		6.57%		2.77%		4.89%
Advisor		4.39%		7.76%		3.43%		6.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

26 | Semiannual Report

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Effective 1/3/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/3/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/3/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/3/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +52.34% and +4.98%.

6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.

7. Taxable equivalent distribution rate and yield assume the 2014 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,061.90	$3.43
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36
C
Actual	$1,000	$1,060.00	$6.28
Hypothetical (5% return before expenses)	$1,000	$1,019.11	$6.16
Advisor
Actual	$1,000	$1,063.10	$2.91
Hypothetical (5% return before expenses)	$1,000	$1,022.38	$2.85

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

28 | Semiannual Report

franklintempleton.com

Franklin Insured Tax-Free Income Fund

We are pleased to bring you Franklin Insured Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014. The Fund closed to all new investments (other than reinvestment of dividends or capital gains distributions) at the close of the market on March 1, 2013.

Your Fund’s Goal and Main Investments

Franklin Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund invests predominantly in insured municipal securities.2

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	1.32%
AA	85.56%
A	7.27%
BBB	1.49%
Refunded	2.60%
Not Rated	1.76%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.02 on February 28, 2014, to $12.37 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 24.92 cents per share for the same period.3 The Performance Summary beginning on page 31 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.87%, based on an annualization of the 4.17 cent per share August dividend and the maximum offering price of $12.92 on August 31, 2014. An investor in the 2014 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 6.84% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	4.12	3.55	4.21
April	4.12	3.55	4.21
May	4.17	3.60	4.26
June	4.17	3.60	4.26
July	4.17	3.60	4.26
August	4.17	3.60	4.26
Total	24.92	21.50	25.46

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value. 3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 116.

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FRANKLIN INSURED TAX-FREE INCOME FUND

ratings of Puerto Rico’s general obligation (GO) debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

During the reporting period, the Fund also held various Detroit GO and Department of Water and Sewer bonds. In light of the fact that both types of bonds are at least partially included in the City’s plan of adjustment under Chapter 9 bankruptcy, it is important to note that all the Detroit GO bonds and Department of Water and Sewer bonds held in the Fund are insured. Municipal bond insurance guarantees the timely payment of principal and interest of the insured bond.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Utilities	18.5%
Hospital & Health Care	17.7%
Subject to Government Appropriations	15.3%
Transportation	14.2%
General Obligation	13.9%
Higher Education	6.7%
Tax-Supported	5.3%
Other Revenue	4.1%
Refunded	3.8%
Housing	0.5%

*Does not include short-term investments and other net assets.

We limited Fund purchases during the period to bonds insured by Assured Guaranty and Build America Mutual and non-insured bonds rated AA or higher by an independent credit rating agency. Since the 2008 financial crisis, rating agencies have lowered or withdrawn their ratings on most municipal bond insurers, and certain municipal bond insurers have withdrawn from the market or ceased writing new policies. Insurance penetration in the municipal bond market has greatly decreased, with fewer qualified bond insurers (rated BBB or better) offering insurance on new issues of municipal securities. These circumstances led to a decrease in the supply of insured municipal securities and a consolidation among municipal bond insurers, thereby concentrating the insurance company credit risk with respect to securities in the Fund’s portfolio among fewer municipal bond insurers. Accordingly, effective at the close of the market on March 1, 2013, the Fund was closed to all new investments (other than reinvestment of dividends or capital gain distributions).

Thank you for your continued participation in Franklin Insured Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INSURED TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FTFIX)	$12.37	$12.02	+$	0.35
C (FRITX)	$12.54	$12.18	+$	0.36
Advisor (FINZX)	$12.37	$12.01	+$	0.36

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2492
C	$0.2150
Advisor	$0.2546

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FRANKLIN INSURED TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.61%
6-Month	+	5.03%	+	0.59%
1-Year	+	11.58%	+	6.86%	+	4.95%
5-Year	+	29.55%	+	4.40%	+	3.66%
10-Year	+	53.13%	+	3.90%	+	3.89%
C								1.16%
6-Month	+	4.75%	+	3.75%
1-Year	+	10.99%	+	9.99%	+	7.94%
5-Year	+	26.05%	+	4.74%	+	4.00%
10-Year	+	45.12%	+	3.79%	+	3.78%
Advisor[5]								0.51%
6-Month	+	5.16%	+	5.16%
1-Year	+	11.77%	+	11.77%	+	9.67%
5-Year	+	30.19%	+	5.42%	+	4.67%
10-Year	+	54.06%	+	4.42%	+	4.41%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		3.87%		6.84%		2.61%		4.61%
C		3.44%		6.08%		2.19%		3.87%
Advisor		4.13%		7.30%		2.83%		5.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN INSURED TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +35.44% and +5.04%.

6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.

7. Taxable equivalent distribution rate and yield assume the 2014 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN INSURED TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,050.30	$3.15
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$3.11
C
Actual	$1,000	$1,047.50	$6.04
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor
Actual	$1,000	$1,051.60	$2.69
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Franklin Massachusetts Tax-Free Income Fund

We are pleased to bring you Franklin Massachusetts Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Massachusetts Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	5.57%
AA	75.45%
A	16.26%
Refunded	2.72%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.42 on February 28, 2014, to $11.83 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 21.74 cents per share for the same period.2 The Performance Summary beginning on page 38 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.48%, based on an annualization of the 3.58 cent per share August dividend and the maximum offering price of $12.36 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Massachusetts personal income tax bracket of 46.54% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.51% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.59	3.06	3.69
April	3.59	3.06	3.69
May	3.66	3.13	3.76
June	3.66	3.13	3.75
July	3.66	3.13	3.75
August	3.58	3.05	3.67
Total	21.74	18.56	22.31

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Commonwealth Update

During the six months under review, Massachusetts experienced relatively steady economic growth that outpaced the nation’s. With its labor market performing well, the commonwealth continued to enjoy high per-capita personal income levels and a solid income growth rate. For the reporting period, Massachusetts gained jobs in most sectors, led by education and health services, financial activities, and other services.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 130.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

This positive employment trend led the unemployment rate to decline from 6.5% in February 2014 to 5.8% at period-end, which was lower than the 6.1% national rate.3

The commonwealth ended fiscal year 2014 on June 30 with higher-than-projected revenues as higher tax settlements and bonus payments offset lower income tax payments. Although the budget stability fund (BSF) at 2014 fiscal year-end decreased from the prior fiscal year, the reduction was less than budgeted. The enacted fiscal year 2015 budget was projected to use fewer BSF resources if capital gains revenues met the commonwealth’s forecast. The budget included spending increases in education and transportation. It also continued to expand Medicaid under the Affordable Care Act, although the commonwealth expected federal funds and cost-control measures to offset expansion costs. In addition to including minor tax and revenue changes, the 2015 budget revised the treatment of one-time nontax judgments and settlements. In independent credit rating agency Standard & Poor’s (S&P’s) view, the commonwealth’s lower use of nonrecurring resources to balance the budget improved structural alignment.

Massachusetts’s debt levels ranked among the nation’s highest, with net tax-supported debt at 9.0% of personal income and $4,999 per capita, compared with the 2.6% and $1,054 national medians.4 In issuing a rating of AA+ and stable outlook on Massachusetts’s general obligation bonds, S&P cited the commonwealth’s strong budget performance, including a focus on structural solutions to maintain budget balance; ongoing progress in improving financial, debt and budget management; and healthy BSF balance.5 Furthermore, S&P cited the commonwealth’s diverse economy, high wealth and income levels, and active management of postretirement liabilities as positive factors. However, S&P viewed the commonwealth’s high debt level and large unfunded pension and other postemployment liabilities as mitigating considerations. The stable outlook reflected S&P’s expectation that Massachusetts will continue to proactively manage its budget and improve structural budget performance.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to Puerto Rico’s financial position and future financing endeavors caused its bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Higher Education	26.5%
Other Revenue	12.7%
Tax-Supported	12.6%
Transportation	12.1%
Housing	10.2%
Hospital & Health Care	9.9%
General Obligation	6.3%
Utilities	5.8%
Refunded	3.9%

*Does not include short-term investments and other net assets.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We believe our conser-
vative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no repre-
sentation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FMISX)	$11.83	$11.42	+$	0.41
C (FMAIX)	$11.96	$11.53	+$	0.43
Advisor (n/a)	$11.83	$11.41	+$	0.42

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2174
C	$0.1856
Advisor	$0.2231

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.66%
6-Month	+	5.54%	+	1.02%
1-Year	+	12.22%	+	7.41%	+	4.40%
5-Year	+	25.81%	+	3.79%	+	3.01%
10-Year	+	49.18%	+	3.63%	+	3.56%
C								1.21%
6-Month	+	5.37%	+	4.37%
1-Year	+	11.69%	+	10.69%	+	7.56%
5-Year	+	22.57%	+	4.15%	+	3.35%
10-Year	+	41.34%	+	3.52%	+	3.44%
Advisor[5]								0.56%
6-Month	+	5.68%	+	5.68%
1-Year	+	12.33%	+	12.33%	+	9.25%
5-Year	+	26.55%	+	4.82%	+	4.02%
10-Year	+	49.95%	+	4.13%	+	4.07%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		3.48%		6.51%		2.32%		4.34%
C		3.06%		5.72%		1.89%		3.54%
Advisor		3.72%		6.96%		2.53%		4.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.02% and +5.37%.

6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.

7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Massachusetts personal income tax rate of 46.54%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

8. The 30-day standardized yield for the month ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,055.40	$3.47
Hypothetical (5% return before expenses)	$1,000	$1,021.83	$3.41
C
Actual	$1,000	$1,053.70	$6.32
Hypothetical (5% return before expenses)	$1,000	$1,019.06	$6.21
Advisor
Actual	$1,000	$1,056.80	$2.96
Hypothetical (5% return before expenses)	$1,000	$1,022.33	$2.91

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; C: 1.22%; and Advisor: 0.57%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report | 41

Franklin New Jersey Tax-Free Income Fund

We are pleased to bring you Franklin New Jersey Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin New Jersey Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	7.05%
AA	42.46%
A	34.81%
BBB	10.35%
Below Investment Grade	1.65%
Refunded	3.68%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.76 on February 28, 2014, to $11.98 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 24.35 cents per share for the same period.2 The Performance Summary beginning on page 45 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.83%, based on an annualization of the 3.99 cent per share August dividend and the maximum offering price of

$12.51 on February 28, 2014. An investor in the 2014 maximum combined effective federal and New Jersey personal income tax bracket of 48.82% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.48% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	4.06	3.54	4.16
April	4.06	3.54	4.16
May	4.06	3.54	4.16
June	4.09	3.55	4.19
July	4.09	3.55	4.19
August	3.99	3.45	4.09
Total	24.35	21.17	24.95

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

New Jersey’s broad, diverse economy grew at a slower rate than the nation’s during the six months under review, as the state’s housing market and employment growth remained relatively weak. The state gained jobs for the six-month period, driven by three of its largest private sectors — trade, transportation and utilities; professional and business services; and leisure and hospitality — which somewhat offset losses in many sectors. New Jersey’s unemployment rate declined from

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 135.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

7.1% in February 2014 to 6.6% at period-end, compared to the 6.1% national average.3 Web-based retailer Amazon’s development of two distribution centers in the state, combined with several large public and private construction projects, offer an optimistic economic outlook. The developments would create new employment opportunities, mitigating the negative effects of the closure of four Atlantic City casinos and workforce reduction at Merck & Co. New Jersey maintained high per-capita state product and wealth levels despite the recent challenges.

The state experienced a larger-than-expected fiscal-year 2014 revenue shortfall that created a significant gap for fiscal year 2015. To bridge the gap and to compensate for lower baseline revenues and projected revenue growth, the governor reduced the state’s pension contribution and vetoed the legislature’s approved personal and business tax increases. Additionally, the enacted budget closed certain tax loopholes and included other nonrecurring measures such as debt restructuring and legal settlements to fund recurring expenditures, continuing a trend of structurally imbalanced budgets. The budget’s small projected surplus, according to independent credit rating agency Standard & Poor’s (S&P’s) assessment, provided the state with little flexibility to account for revenue shortfalls or higher spending.

New Jersey’s debt levels remained among the nation’s highest, with net tax-supported debt at 7.3% of personal income and $3,989 per capita, compared with the 2.6% and $1,054 national medians.4 During the reporting period, S&P, Moody’s Investors Service and Fitch Ratings downgraded their respective ratings on New Jersey’s general obligation (GO) debt to A+/A1 from AA-/Aa3.5 Reasons for the downgrade included the state’s ongoing structurally imbalanced budgets; large, growing pension costs and other postemployment benefit obligations; and weakened financial position. In early June, S&P placed its A+ rating on New Jersey’s GO debt on negative CreditWatch after the state announced a larger-than-expected revenue shortfall for 2014 fiscal year-to-date and the governor decided to balance fiscal years 2014 and 2015 budgets by reducing pension payments below the state’s pension reform law requirement.5 S&P also noted that the state could face short-term liquidity pressures resulting from lawsuits about the pension payment changes. Shortly after period-end, S&P downgraded New Jersey’s GO debt rating to A and removed it from CreditWatch.5 In revising the rating outlook to stable, S&P indicated an expectation that New Jersey would retain a strong ability to fund its debts despite a potential for continued structural budget imbalance and reliance on nonrecurring measures at or near current levels.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Higher Education	19.5%
Transportation	19.2%
Subject to Government Appropriations	15.5%
Hospital & Health Care	14.3%
Refunded	8.5%
Tax-Supported	7.5%
Other Revenue	6.6%
Utilities	5.9%
Housing	2.2%
General Obligation	0.8%

*Does not include short-term investments and other net assets.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s and Fitch. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.

5. These do not indicate ratings of the Fund.

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Semiannual Report | 43

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRNJX)	$11.98	$11.76	+$	0.22
C (FNIIX)	$12.11	$11.89	+$	0.22
Advisor (FNJZX)	$11.98	$11.77	+$	0.21

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2435
C	$0.2117
Advisor	$0.2495

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.63%
6-Month	+	3.98%		-0.42%
1-Year	+	8.96%	+	4.31%	+	2.69%
5-Year	+	24.51%	+	3.58%	+	2.82%
10-Year	+	51.15%	+	3.77%	+	3.71%
C								1.18%
6-Month	+	3.66%	+	2.66%
1-Year	+	8.28%	+	7.28%	+	5.63%
5-Year	+	21.08%	+	3.90%	+	3.14%
10-Year	+	43.01%	+	3.64%	+	3.60%
Advisor[5]								0.53%
6-Month	+	3.95%	+	3.95%
1-Year	+	8.97%	+	8.97%	+	7.39%
5-Year	+	25.12%	+	4.58%	+	3.82%
10-Year	+	52.06%	+	4.28%	+	4.23%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		3.83%		7.48%		2.56%		5.00%
C		3.42%		6.68%		2.14%		4.18%
Advisor		4.10%		8.01%		2.84%		5.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.93% and +4.60%.

6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.

7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and New Jersey personal income tax rate of 48.82%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report | 47

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,039.80	$3.24
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$1,036.60	$6.06
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor
Actual	$1,000	$1,039.50	$2.72
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Double Tax-Free Income Fund

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.72	$12.15	$12.31	$11.12	$11.56	$10.54
Income from investment operations[b]:
Net investment income[c]	0.26	0.52	0.49	0.52	0.52	0.51
Net realized and unrealized gains (losses)	0.12	(2.44)	(0.18)	1.20	(0.44)	1.02
Total from investment operations	0.38	(1.92)	0.31	1.72	0.08	1.53
Less distributions from net investment
income	(0.28)	(0.51)	(0.47)	(0.53)	(0.52)	(0.51)
Net asset value, end of period	$9.82	$9.72	$12.15	$12.31	$11.12	$11.56

Total return[d]	3.93%	(16.00)%	2.58%	15.85%	0.56%	14.78%

Ratios to average net assets[e]
Expenses	0.76%	0.67%	0.66%	0.67%	0.67%	0.69%
Net investment income	5.38%	4.77%	3.96%	4.49%	4.42%	4.64%

Supplemental data
Net assets, end of period (000’s)	$220,790	$282,254	$601,374	$643,529	$523,391	$507,856
Portfolio turnover rate	0.38%	9.95%	12.60%	6.73%	12.85%	18.53%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 49

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Double Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.77	$12.20	$12.37	$11.17	$11.61	$10.58
Income from investment operations[b]:
Net investment income[c]	0.24	0.46	0.42	0.46	0.45	0.45
Net realized and unrealized gains (losses)	0.10	(2.44)	(0.19)	1.21	(0.44)	1.03
Total from investment operations	0.34	(1.98)	0.23	1.67	0.01	1.48
Less distributions from net investment
income	(0.25)	(0.45)	(0.40)	(0.47)	(0.45)	(0.45)
Net asset value, end of period	$9.86	$9.77	$12.20	$12.37	$11.17	$11.61

Total return[d]	3.54%	(16.40)%	1.91%	15.26%	(0.01)%	14.21%

Ratios to average net assets[e]
Expenses	1.31%	1.23%	1.21%	1.22%	1.22%	1.24%
Net investment income	4.83%	4.21%	3.41%	3.94%	3.87%	4.09%

Supplemental data
Net assets, end of period (000’s)	$41,969	$51,180	$116,050	$116,229	$95,163	$90,262
Portfolio turnover rate	0.38%	9.95%	12.60%	6.73%	12.85%	18.53%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Double Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.74	$12.17	$12.33	$11.13	$11.57	$10.78
Income from investment operations[c]:
Net investment income[d]	0.27	0.53	0.50	0.54	0.53	0.33
Net realized and unrealized gains (losses)	0.11	(2.44)	(0.17)	1.20	(0.44)	0.78
Total from investment operations	0.38	(1.91)	0.33	1.74	0.09	1.11
Less distributions from net investment
income	(0.28)	(0.52)	(0.49)	(0.54)	(0.53)	(0.32)
Net asset value, end of period	$9.84	$9.74	$12.17	$12.33	$11.13	$11.57

Total return[e]	3.97%	(15.90)%	2.68%	16.04%	0.67%	10.38%

Ratios to average net assets[f]
Expenses	0.66%	0.58%	0.56%	0.57%	0.57%	0.59%
Net investment income	5.48%	4.86%	4.06%	4.59%	4.52%	4.74%

Supplemental data
Net assets, end of period (000’s)	$4,740	$5,355	$14,637	$13,766	$4,104	$2,538
Portfolio turnover rate	0.38%	9.95%	12.60%	6.73%	12.85%	18.53%

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Double Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 94.8%
U.S. Territories 94.8%
Guam 23.5%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,535,800
Guam Government Business Privilege Tax Revenue, Series A,
5.25%, 1/01/36	5,000,000	5,409,650
5.125%, 1/01/42	11,900,000	12,718,720
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,843,995
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.625%, 12/01/29	3,850,000	4,213,402
5.75%, 12/01/34	8,430,000	9,229,248
Guam International Airport Authority Revenue, General, Refunding, Series B, AGMC Insured,
5.50%, 10/01/33	2,000,000	2,280,280
5.75%, 10/01/43	3,000,000	3,450,360
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	11,207,700
		62,889,155
Puerto Rico 61.2%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	5,000,000	4,583,500
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 6.00%, 7/01/40	5,000,000	3,847,900
Series C, 6.00%, 7/01/39	2,500,000	1,935,275
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.50%, 7/01/36	11,850,000	12,982,030
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%,
7/01/37	17,250,000	10,372,425
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	12,000,000	10,272,360
[a]Puerto Rico Electric Power Authority Power Revenue, Series XX,
5.75%, 7/01/36	15,000,000	8,194,800
5.25%, 7/01/40	12,750,000	6,950,153
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
Refunding, 5.125%, 12/01/27	4,750,000	4,979,663
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%,
7/01/33	5,975,000	5,148,717
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue,
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	900,000	869,409
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	2,517,951
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	700,000	592,144
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	3,087,198
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,570,000	1,540,829
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	3,562,360
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,710,540
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	2,477,923
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,435,924
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	7,444,518
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	931,160
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,401,175
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/31	1,000,000	925,210

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Double Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.00%, 12/15/22	$5,750,000	$3,582,768
5.25%, 12/15/26	13,520,000	8,417,417
6.00%, 12/15/26	2,000,000	1,244,980
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series M, 6.25%, 7/01/21	5,000,000	4,025,300
Series P, 6.50%, 7/01/30	5,000,000	3,995,050
Series P, 6.75%, 7/01/36	5,000,000	4,028,550
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%,
8/01/31	5,000,000	2,650,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	4,085,130
first subordinate, Series A, 6.50%, 8/01/44	17,850,000	15,693,363
Senior Series C, 5.25%, 8/01/40	4,560,000	3,896,839
Series A, 5.25%, 8/01/57	2,000,000	1,644,840
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%,
6/01/24	5,500,000	3,486,010
6/01/26	5,000,000	3,125,250
		163,638,661
U.S. Virgin Islands 10.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note,
Cruzan Project, Series A, 6.00%, 10/01/39	7,250,000	8,078,748
Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,846,376
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,004,900
		26,930,024
Total Municipal Bonds (Cost $290,852,701) 94.8%		253,457,840
Other Assets, less Liabilities 5.2%		14,040,712
Net Assets 100.0%		$267,498,552

See Abbreviations on page 162.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 53

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.21	$12.59	$12.39	$11.43	$11.59	$10.99
Income from investment operations[b]:
Net investment income[c]	0.16	0.34	0.34	0.38	0.40	0.43
Net realized and unrealized gains (losses)	0.20	(0.38)	0.19	0.97	(0.15)	0.61
Total from investment operations	0.36	(0.04)	0.53	1.35	0.25	1.04
Less distributions from net investment
income	(0.16)	(0.34)	(0.33)	(0.39)	(0.41)	(0.44)
Net asset value, end of period	$12.41	$12.21	$12.59	$12.39	$11.43	$11.59

Total return[d]	3.00%	(0.29)%	4.35%	12.02%	2.12%	9.61%

Ratios to average net assets[e]
Expenses	0.66%	0.65%	0.65%	0.66%	0.66%	0.67%
Net investment income	2.63%	2.81%	2.71%	3.23%	3.45%	3.76%

Supplemental data
Net assets, end of period (000’s)	$1,771,871	$1,747,118	$2,252,973	$1,832,750	$1,492,832	$1,390,805
Portfolio turnover rate	1.71%	9.30%	1.81%	6.01%	10.11%	3.68%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

54 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.24	$12.62	$12.42	$11.46	$11.61	$11.01
Income from investment operations[b]:
Net investment income[c]	0.13	0.27	0.27	0.32	0.34	0.36
Net realized and unrealized gains (losses)	0.20	(0.38)	0.19	0.97	(0.15)	0.61
Total from investment operations	0.33	(0.11)	0.46	1.29	0.19	0.97
Less distributions from net investment
income	(0.13)	(0.27)	(0.26)	(0.33)	(0.34)	(0.37)
Net asset value, end of period	$12.44	$12.24	$12.62	$12.42	$11.46	$11.61

Total return[d]	2.72%	(0.83)%	3.77%	11.38%	1.63%	8.98%

Ratios to average net assets[e]
Expenses	1.21%	1.20%	1.20%	1.21%	1.21%	1.22%
Net investment income	2.08%	2.26%	2.16%	2.68%	2.90%	3.21%

Supplemental data
Net assets, end of period (000’s)	$452,341	$453,176	$548,013	$445,913	$357,180	$257,249
Portfolio turnover rate	1.71%	9.30%	1.81%	6.01%	10.11%	3.68%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 55

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.24	$12.61	$12.41	$11.45	$11.60	$11.00
Income from investment operations[b]:
Net investment income[c]	0.17	0.36	0.35	0.40	0.41	0.44
Net realized and unrealized gains (losses)	0.20	(0.38)	0.20	0.96	(0.14)	0.61
Total from investment operations	0.37	(0.02)	0.55	1.36	0.27	1.05
Less distributions from net investment
income	(0.17)	(0.35)	(0.35)	(0.40)	(0.42)	(0.45)
Net asset value, end of period	$12.44	$12.24	$12.61	$12.41	$11.45	$11.60

Total return[d]	3.05%	(0.11)%	4.45%	12.10%	2.30%	9.70%

Ratios to average net assets[e]
Expenses	0.56%	0.55%	0.55%	0.56%	0.56%	0.57%
Net investment income	2.73%	2.91%	2.81%	3.33%	3.55%	3.86%

Supplemental data
Net assets, end of period (000’s)	$2,094,920	$1,798,459	$1,146,322	$792,857	$435,837	$144,745
Portfolio turnover rate	1.71%	9.30%	1.81%	6.01%	10.11%	3.68%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

56 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 92.3%
Alabama 2.6%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding,
Series A, 5.00%, 5/01/19	$7,750,000	$9,087,960
Series B, 5.00%, 1/01/27	25,000,000	30,341,000
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A,
Assured Guaranty, 5.00%,
8/01/20	3,535,000	4,097,489
8/01/21	3,535,000	4,080,521
8/01/22	3,535,000	4,030,041
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	10,000,000	11,187,900
Series B, 5.50%, 9/01/33	13,500,000	15,232,050
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/17	2,900,000	3,003,762
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,194,978
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.25%, 1/01/16	2,000,000	2,030,580
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,
2/01/22	5,250,000	6,086,640
2/01/23	5,520,000	6,392,546
2/01/24	5,055,000	5,815,070
2/01/25	5,920,000	6,768,573
University of Alabama General Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/15	1,715,000	1,720,780
		112,069,890
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,264,112
Arizona 4.8%
Arizona Health Facilities Authority Revenue, Banner Health,
Series A, 5.00%, 1/01/22	8,000,000	8,677,520
Series D, 5.50%, 1/01/22	5,000,000	5,667,100
Series D, 5.00%, 1/01/23	5,000,000	5,556,800
Arizona School Facilities Board COP,
5.25%, 9/01/19	10,000,000	11,397,600
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,950,531
Arizona State Board of Regents Arizona State University System Revenue, Series C, 5.75%,
7/01/20	500,000	580,110
7/01/21	500,000	578,290
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,658,186
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,613,300
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	47,381,144
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,872,936
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding,
Series A, 5.00%, 2/01/27	6,000,000	6,778,920
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,
7/01/24	5,000,000	5,938,350
7/01/25	5,000,000	5,910,400
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, Pre-Refunded,
5.25%, 9/01/16	2,505,000	2,505,000
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding, Series B, 5.00%,
12/01/18	5,605,000	5,868,771
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,055,020

franklintempleton.com	Semiannual Report | 57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	$1,900,000	$2,219,960
7/01/20	1,300,000	1,533,766
7/01/21	4,200,000	4,912,110
Pima County Regional Transportation Excise Tax Revenue, Pima County Regional Transportation
Fund, 5.00%,
6/01/24	3,385,000	4,131,866
6/01/26	7,180,000	8,631,365
Pima County Sewer System Revenue,
Series A, AGMC Insured, 5.00%, 7/01/24	2,250,000	2,695,185
Series B, 5.00%, 7/01/24	6,030,000	7,123,722
Series B, 5.00%, 7/01/25	4,500,000	5,207,805
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,357,000
University Medical Center Corp. Hospital Revenue, Tucson, 6.00%, 7/01/24	2,000,000	2,304,440
		206,107,197
Arkansas 0.2%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Arkansas
Department of Correction Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
11/01/17	1,955,000	2,064,226
11/01/19	1,065,000	1,124,501
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,850,950
		9,039,677
California 9.3%
California State GO,
Refunding, 5.00%, 8/01/21	20,000,000	22,097,600
Refunding, 5.25%, 9/01/25	15,000,000	18,090,000
Refunding, 5.00%, 10/01/25	15,000,000	18,018,900
Various Purpose, 5.50%, 4/01/21	20,000,000	23,955,200
Various Purpose, 5.25%, 10/01/23	25,050,000	30,822,772
Various Purpose, 5.25%, 10/01/24	9,780,000	11,910,280
Various Purpose, 5.25%, 10/01/25	5,000,000	6,037,700
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,455,309
California State Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series L, 5.125%, 7/01/22	5,275,000	5,467,063
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	599,800
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,644,800
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,708,920
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,405,780
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, 5.00%, 10/01/20	2,000,000	2,394,700
Series A, 5.25%, 10/01/22	3,300,000	4,055,535
Series A, 5.25%, 10/01/23	5,365,000	6,553,455
Series A, 5.25%, 10/01/24	3,000,000	3,642,420
Series A, 5.25%, 10/01/25	3,000,000	3,620,430
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,561,157
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,955,500
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,524,321
Series I, 5.00%, 11/01/18	4,000,000	4,653,600
Series I, 5.25%, 11/01/20	5,000,000	5,910,900

58 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	$1,990,000	$2,281,555
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,877,139
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,723,000
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,945,620
5.25%, 8/01/23	2,860,000	3,242,325
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,
8/01/24	5,660,000	6,452,343
8/01/25	4,765,000	5,390,406
Los Angeles Department of Water and Power Revenue, Power System, Refunding,
Series A, 5.00%, 7/01/26	11,025,000	13,212,911
Series B, 5.25%, 7/01/24	17,000,000	20,217,930
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A,
Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,573,280
5.25%, 4/01/18	2,495,000	2,875,961
5.25%, 4/01/19	3,180,000	3,750,079
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/24	6,700,000	7,275,262
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,735,714
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	4,064,410
7/01/21	7,545,000	8,754,313
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,863,684
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,542,720
5.25%, 4/01/26	2,500,000	2,855,850
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
Series A, 5.65%, 1/15/17	3,000,000	3,065,940
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,685,200
8/01/22	10,000,000	10,538,500
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	2,936,153
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,164,800
Val Verde USD, COP, Centralized Support Services and District Office Facilities Project, FGIC Insured,
ETM, 5.00%, 1/01/15	1,000,000	1,015,720
		403,126,957
Colorado 1.8%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured,
4.375%, 9/01/17	17,000,000	17,588,710
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%,
11/15/26	5,000,000	5,933,500
11/15/27	4,250,000	5,028,430
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,816,096
E-470 Public Highway Authority Senior Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%,
9/01/24	8,000,000	8,290,400
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	3,440,000	3,768,451
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,408,560
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/25	5,870,000	7,023,338
		75,857,485

franklintempleton.com	Semiannual Report | 59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Connecticut 1.1%
Connecticut State GO, Series E, 5.00%,
8/15/25	$11,295,000	$13,626,627
8/15/26	18,585,000	22,272,635
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, 5.00%, 1/01/28	10,000,000	11,744,900
		47,644,162
Florida 8.4%
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured,
5.00%, 7/01/16	5,915,000	6,125,337
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,
10/01/24	6,000,000	7,138,860
10/01/25	6,325,000	7,469,572
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.00%, 6/01/16	40,415,000	43,476,436
5.25%, 6/01/17	3,250,000	3,638,537
6.00%, 6/01/17	5,000,000	5,699,200
Collier County School Board COP, Master Lease Program, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,576,207
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured,
5.00%, 3/01/19	5,000,000	5,287,700
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,552,350
Jacksonville Capital Improvement Revenue, Refunding, 5.00%,
10/01/25	7,295,000	8,721,027
10/01/26	7,350,000	8,721,363
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,990,360
JEA Water and Sewer System Revenue, Refunding, Series A, 5.00%,
10/01/26	2,985,000	3,591,522
10/01/27	10,505,000	12,541,184
10/01/29	2,470,000	2,928,136
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,206,324
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,786,246
4.50%, 10/01/19	4,805,000	5,506,818
5.00%, 10/01/21	5,000,000	5,838,400
5.00%, 10/01/22	5,890,000	6,819,324
5.25%, 10/01/23	4,875,000	5,716,132
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A,
Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,430,326
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%,
7/01/24	2,250,000	2,672,078
7/01/25	3,000,000	3,534,600
7/01/26	4,000,000	4,669,440
7/01/27	4,000,000	4,641,840
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,393,400
Orange County School Board COP, Master Lease Purchase Agreement, Series B, NATL RE,
FGIC Insured, 5.00%,
8/01/18	5,150,000	5,550,618
8/01/19	5,985,000	6,445,845
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,
10/01/23	4,000,000	4,946,400
10/01/24	2,405,000	3,012,984
10/01/25	2,000,000	2,514,140

60 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Orlando-Orange County Expressway Authority Revenue, Refunding,
AGMC Insured, 5.00%, 7/01/24	$9,355,000	$11,109,904
Series B, AGMC Insured, 5.00%, 7/01/22	7,500,000	9,140,250
Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	12,243,500
Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,714,487
Palm Beach County School Board COP, Master Lease Purchase Agreement,
Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,902,360
Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,679,514
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,695,957
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%,
10/01/24	700,000	865,620
10/01/25	1,690,000	2,074,205
10/01/26	1,250,000	1,521,563
10/01/27	2,150,000	2,601,436
10/01/28	1,240,000	1,492,514
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D,
AGMC Insured, 5.00%,
10/01/22	9,490,000	10,526,308
10/01/24	10,455,000	11,558,525
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/19	5,000,000	5,618,250
		361,887,099
Georgia 1.2%
Atlanta Airport Passenger Facility Charge Revenue, General Subordinate Lien, Refunding, Series A,
5.00%,
1/01/27	7,000,000	8,230,810
1/01/28	5,100,000	5,955,780
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	1,500,000	1,667,220
12/01/21	1,000,000	1,107,800
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,
11/01/20	8,575,000	9,998,965
11/01/21	9,230,000	10,688,432
Georgia State Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%,
1/01/20	10,000,000	11,773,400
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems
Projects, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,708,194
		52,130,601
Illinois 4.2%
Chicago Board of Education GO, Dedicated Revenues, Refunding, Series B, AMBAC Insured,
5.00%, 12/01/21	16,015,000	17,206,996
Chicago GO, Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	23,576,267
Chicago O’Hare International Airport Revenue, General, third lien,
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,697,521
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,596,378
Series C, AGMC Insured, 5.25%, 1/01/22	5,215,000	6,046,949
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration
Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,794,462
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	14,468,436

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A,
6.75%, 11/01/24	$5,000,000	$5,752,950
Illinois State GO,
5.50%, 7/01/26	7,000,000	7,884,730
MAC Insured, 5.00%, 2/01/26	5,650,000	6,219,464
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,326,240
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,914,480
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	16,477,720
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding,
Series B, 5.00%,
12/15/22	5,000,000	5,987,400
12/15/22	2,000,000	2,200,240
6/15/23	4,000,000	4,699,840
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,090,533
		182,940,606
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%,
9/01/28	8,000,000	9,782,400
Kentucky 0.7%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust,
First Series A, 5.00%, 9/01/20	6,000,000	7,097,100
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE,
FGIC Insured, 5.00%, 3/01/23	11,000,000	12,077,230
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,162,810
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,216,390
		28,553,530
Louisiana 1.3%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B,
Assured Guaranty, 5.00%, 12/01/21	15,000,000	17,220,300
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured,
5.00%, 6/01/19	20,000,000	21,381,200
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1,
Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,289,600
New Orleans GO, Public Improvement, Radian Insured, Series A, 5.00%, 12/01/25	7,915,000	8,568,304
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,692,250
		55,151,654
Maryland 0.3%
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, Assured Guaranty, 5.00%,
6/01/19	1,445,000	1,546,352
6/01/20	1,000,000	1,069,600
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, 5.00%, 7/01/18	1,600,000	1,706,400
Peninsula Regional Medical Center Issue, 5.00%, 7/01/19	1,430,000	1,517,073
Peninsula Regional Medical Center Issue, 5.00%, 7/01/20	1,000,000	1,055,320

62 | Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)
Washington County Hospital Issue, 5.25%, 1/01/22	$1,000,000	$1,059,590
Washington County Hospital Issue, 5.25%, 1/01/23	1,250,000	1,317,238
Western Maryland Health System Issue, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,160,637
		12,432,210
Massachusetts 2.0%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,850,400
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,488,800
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,673,500
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue,
Capital Asset Program, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,911,814
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Senior, Refunding,
Series A, 5.00%, 8/15/25	10,975,000	13,213,132
Series A, 5.00%, 8/15/26	7,000,000	8,365,490
Series B, 5.00%, 8/15/27	6,000,000	7,141,620
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund,
Refunding, 5.00%, 8/01/26	10,650,000	13,553,723
Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,547,718
Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,851,710
		84,597,907
Michigan 3.3%
Detroit GO,
Distributable State Aid, 5.00%, 11/01/19	6,775,000	7,380,617
Distributable State Aid, 5.00%, 11/01/20	6,000,000	6,606,120
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,904,700
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,632,339
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,509,819
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	10,640,000	11,602,388
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	6,000,000	6,876,540
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,010,050
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,414,070
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,401,900
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	410,000	430,414
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,524,900
Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,344,320
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,396,550
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET,
Sub Series ET-2, 5.50%, 8/01/29	7,000,000	7,586,950
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,580,680
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,143,890
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series V, ETM, 6.25%, 9/01/14	3,000,000	3,000,000
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,271,405

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Semiannual Report | 63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Wayne State University Revenue, Refunding, Series A, 5.00%,
11/15/18	$4,265,000	$4,873,658
11/15/19	5,210,000	5,986,081
11/15/20	5,255,000	6,026,592
Wayne-Westland Community Schools GO, AGMC Insured, Pre-Refunded, 5.00%, 5/01/16	2,825,000	2,846,668
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,341,878
		141,692,529
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia
Health Obligated Group, Series C-1, Assured Guaranty,
5.00%, 2/15/21	4,165,000	4,799,829
5.00%, 2/15/22	5,570,000	6,341,891
5.25%, 2/15/23	5,000,000	5,701,550
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%, 3/01/25	1,925,000	2,295,408
		19,138,678
Missouri 0.5%
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/19	1,675,000	1,723,022
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project,
NATL Insured, 5.00%,
1/01/17	1,500,000	1,592,325
1/01/19	1,000,000	1,055,230
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,280,898
		20,651,475
Nevada 1.2%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,679,100
7/01/23	15,000,000	17,015,250
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,571,350
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	4,046,361
Series A, 5.25%, 7/01/22	3,120,000	3,667,310
Series B, 5.25%, 7/01/21	3,430,000	4,040,472
Series B, 5.25%, 7/01/22	3,615,000	4,249,143
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,221,263
		51,490,249
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,730,058
New Jersey 7.4%
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project,
Refunding, AGMC Insured, 5.375%,
10/01/22	5,220,000	6,054,365
10/01/23	5,375,000	6,261,714
10/01/24	2,050,000	2,417,811
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series DD-1, 5.00%, 12/15/18	20,000,000	22,748,600
Series EE, 5.25%, 9/01/24	12,210,000	13,982,159

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health Issue, Refunding,
Series A, 5.00%,
7/01/20	$10,000,000	$11,647,500
7/01/21	20,535,000	24,060,449
New Jersey State COP, Equipment Lease Purchase Agreement, Series A,
5.25%, 6/15/22	10,000,000	11,469,500
5.25%, 6/15/23	17,945,000	20,476,322
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,014,700
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding,
Series A, 5.00%, 9/01/21	6,000,000	6,903,360
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,625,602
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,853,625
Refunding, Series 1A, 4.75%, 12/01/21	6,200,000	6,758,806
Refunding, Series 1A, 4.75%, 12/01/22	8,285,000	8,972,986
Series A, 5.375%, 6/01/24	15,000,000	16,759,800
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	30,482,003
Transportation System, Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,754,300
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	29,773,500
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,738,166
Transportation System, Series D, AGMC Insured, Pre-Refunded, 5.00%, 6/15/19	5,630,000	5,842,026
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,478,300
1/01/21	20,000,000	22,857,200
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,980,500
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,842,431
Series L, 5.00%, 5/01/27	5,270,000	6,249,271
		321,004,996
New York 9.5%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Refunding, 5.00%, 5/01/23	6,235,000	7,502,887
Refunding, 5.00%, 5/01/24	8,000,000	9,564,320
Series A, 5.00%, 5/01/22	14,840,000	16,810,455
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	5,841,150
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,717,350
Refunding, Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,245,790
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/19	7,000,000	7,577,430
MTA Revenue, Transportation,
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,321,713
Refunding, Series F, 5.00%, 11/15/26	25,000,000	29,342,500
Series A, 5.00%, 11/15/27	3,500,000	4,072,985
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,649,650
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,330,844
Series C, 5.00%, 11/15/16	1,150,000	1,265,598
Series C, 5.75%, 11/15/18	15,000,000	16,528,950
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of
Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	10,470,870

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO,
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	$7,000,000	$7,843,430
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,670,600
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	12,252,036
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,636,960
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	8,301,080
Refunding, Fiscal 2013, Series D, 5.00%, 8/01/27	10,000,000	11,670,400
Series F, 4.75%, 1/15/16	5,000	5,016
Series H, 5.00%, 8/01/16	370,000	371,606
Series H, 5.00%, 8/01/17	870,000	873,776
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	35,000	37,753
Series J, Sub Series J-1, AGMC Insured, Pre-Refunded, 5.00%, 6/01/20	9,965,000	10,777,945
Series O, 5.00%, 6/01/19	45,000	46,589
Series O, Pre-Refunded, 5.00%, 6/01/19	4,955,000	5,133,430
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,775,400
Series S-4, 5.00%, 1/15/21	4,665,000	5,403,470
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/27	8,740,000	10,432,151
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/28	5,000,000	5,931,450
Subordinate, Fiscal 2003, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,866,700
Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	15,134,101
Subordinate, Series C, 5.00%, 11/01/24	7,620,000	9,159,926
New York State Dormitory Authority Lease Revenues, Third General Resolution, State University
Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,369,690
New York State Dormitory Authority Personal Income Tax Revenue, General Purpose, Refunding,
Series A, 5.00%, 12/15/27	10,000,000	11,809,900
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,728,200
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	9,820,140
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1,
5.50%, 2/15/18	10,000,000	11,557,900
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1,
5.00%, 2/15/19	3,245,000	3,772,832
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21	12,000,000	14,301,840
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,196,600
Series I, 5.00%, 1/01/26	10,000,000	11,533,300
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19	9,570,000	11,193,455
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,670,975
State Personal Income Tax, Series D, 5.00%, 3/15/24	10,000,000	12,106,300
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A,
Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,301,675
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22	10,000,000	11,532,200
		411,461,318

66 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina 1.5%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	$5,000,000	$6,002,800
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,729,900
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,741,300
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,100,750
Series C, Assured Guaranty, 6.00%, 1/01/19	2,150,000	2,316,303
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.25%, 1/01/20	4,500,000	5,093,820
Series B, 5.00%, 1/01/20	8,000,000	9,356,240
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	2,007,499
		64,348,612
Ohio 6.9%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/24	5,265,000	6,247,133
12/01/25	6,645,000	7,827,943
12/01/26	8,240,000	9,637,257
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding,
Series A, 5.25%,
2/15/20	6,000,000	6,866,280
2/15/21	11,500,000	13,139,325
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/23	2,000,000	2,396,560
12/01/24	1,270,000	1,511,859
12/01/25	2,000,000	2,371,520
12/01/27	2,000,000	2,339,140
12/01/28	2,350,000	2,732,369
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/25	5,000,000	5,752,300
1/01/26	5,000,000	5,709,500
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,
1/01/23	1,840,000	2,179,903
1/01/24	1,750,000	2,060,345
1/01/25	2,500,000	2,923,175
1/01/26	2,000,000	2,322,540
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%,
12/01/20	7,000,000	8,239,770
12/01/21	7,300,000	8,527,495
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,442,850
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%,
12/01/24	2,500,000	3,059,000
12/01/25	2,400,000	2,912,136
12/01/26	4,000,000	4,813,160
12/01/27	5,000,000	5,970,950
12/01/28	3,000,000	3,558,180
Kent State University Revenues, General Receipts, Series A, 5.00%,
5/01/23	1,200,000	1,418,880
5/01/24	1,500,000	1,767,855

franklintempleton.com	Semiannual Report | 67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Kent State University Revenues, General Receipts, Series A, 5.00%, (continued)
5/01/25	$1,500,000	$1,756,425
5/01/26	1,600,000	1,860,224
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%,
12/01/22	2,900,000	3,152,097
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%,
12/01/15	2,670,000	2,828,144
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B,
5.25%, 11/15/39	4,000,000	4,036,800
Nordonia Hills City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded,
4.50%, 12/01/21	2,360,000	2,576,270
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects,
Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,756,415
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/24	8,585,000	10,337,199
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,348,550
Series R, 5.00%, 5/01/26	11,000,000	13,494,690
Series R, 5.00%, 5/01/27	5,000,000	6,090,500
Series R, 5.00%, 5/01/28	9,100,000	10,963,134
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL RE, FGIC Insured,
5.50%, 2/15/24	10,000,000	12,434,100
Ohio State Water Development Authority Water PCR, Refunding, 5.00%,
12/01/23	5,000,000	6,226,350
6/01/24	4,000,000	4,993,040
12/01/24	4,000,000	5,017,720
Toledo City School District GO, School Facilities Improvement, Refunding, Series B, 5.00%,
12/01/24	2,920,000	3,477,340
12/01/25	4,125,000	4,878,514
12/01/26	4,340,000	5,093,988
12/01/27	4,565,000	5,324,981
Toledo Water System Revenue, Improvement and Refunding, 5.00%,
11/15/25	4,000,000	4,749,680
11/15/26	6,140,000	7,233,104
11/15/27	6,450,000	7,549,209
11/15/28	6,570,000	7,667,584
University of Cincinnati General Receipts Revenue, Series C,
5.00%, 6/01/25	3,010,000	3,596,920
Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,885,962
Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,650,060
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	555,000	573,626
		300,280,051
Oregon 1.5%
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community
Inc., Refunding, 7.375%, 1/01/23	2,000,000	2,413,660
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured,
Pre-Refunded, 5.00%, 11/01/19	2,340,000	2,574,819
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/25	10,000,000	12,139,500
Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,686,460
Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,279,660
Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,920,984

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
6/15/18	$3,135,000	$3,371,943
6/15/19	3,290,000	3,536,191
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	6,075,450
Washington County School District No. 48J Beaverton GO, 5.00%,
6/15/27	5,000,000	6,068,750
6/15/28	5,000,000	6,025,450
6/15/29	7,500,000	8,988,075
		66,080,942
Pennsylvania 4.6%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.00%, 5/15/19	9,000,000	10,454,400
Series A, 5.00%, 5/15/20	7,500,000	8,780,550
Series B, 5.00%, 6/15/18	5,000,000	5,016,800
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,806,081
6/01/23	4,345,000	5,040,939
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%,
12/15/25	5,345,000	6,346,012
12/15/26	5,835,000	6,870,654
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	16,000,512
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	37,735,528
Series E, 5.00%, 12/01/24	5,000,000	5,794,400
Series E, 5.00%, 12/01/25	10,000,000	11,517,500
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,560,000
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,825,290
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	23,044,200
Philadelphia Municipal Authority Lease Revenue, 6.00%, 4/01/22	7,065,000	8,324,972
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,161,300
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,732,100
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,859,750
Series A, 5.00%, 1/01/20	1,210,000	1,379,594
Series A, 5.25%, 1/01/21	3,655,000	4,159,353
Series A, 5.25%, 1/01/22	2,330,000	2,624,652
		199,034,587
South Carolina 1.5%
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,
7/01/22	2,555,000	3,054,451
7/01/23	2,695,000	3,228,233
7/01/24	2,825,000	3,377,231
7/01/25	2,965,000	3,539,884
Berkeley County Utility Revenue, Combined Utility System, Refunding, 5.00%,
6/01/25	3,665,000	4,377,183
6/01/26	1,700,000	2,015,673
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,519,850

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%,
8/01/22	$6,000,000	$6,789,060
South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B,
AGMC Insured, 5.00%,
10/01/25	12,935,000	15,255,022
10/01/26	13,440,000	15,616,070
		62,772,657
Tennessee 0.7%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	19,184,109
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, Series A,
5.00%, 1/01/26	5,000,000	5,992,250
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding,
5.00%,
7/01/26	1,675,000	2,009,129
7/01/27	1,800,000	2,152,746
		29,338,234
Texas 8.8%
Austin Water and Wastewater System Revenue, Refunding,
5.00%, 11/15/26	4,835,000	5,745,431
5.00%, 11/15/27	4,000,000	4,720,640
Series A, 5.00%, 11/15/28	5,000,000	5,856,350
Board of Regents of the University of Houston System Revenue, Consolidated, Refunding, Series A,
5.00%, 2/15/27	5,000,000	5,820,850
Brownsville Utility System Revenue,
AGMC insured, Pre-Refunded, 5.00%, 9/01/22	5,840,000	6,122,364
Refunding and Improvement, AGMC Insured, 5.00%, 9/01/22	2,615,000	2,720,620
Clear Creek ISD, GO, Refunding, Series A, 5.00%,
2/15/25	11,370,000	13,460,033
2/15/26	12,060,000	14,114,783
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,283,970
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,712,020
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,070,000
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/23	1,500,000	1,642,665
Series A, 5.00%, 11/01/24	1,000,000	1,093,980
Series D, 5.25%, 11/01/27	5,000,000	5,912,450
Series D, 5.25%, 11/01/28	2,100,000	2,470,314
Fort Worth GO, General Purpose, Refunding and Improvement, 5.00%,
3/01/25	6,000,000	7,104,480
3/01/26	6,790,000	8,004,120
Frisco GO, Collin and Denton Counties, Refunding and Improvement, 5.00%, 2/15/25	5,000,000	5,971,700
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%,
2/15/22	4,165,000	4,525,522
Harris County MTA Sales and Use Tax Revenue, Contractual Obligations, 5.00%,
11/01/26	2,000,000	2,440,020
11/01/27	2,000,000	2,420,080
11/01/28	2,000,000	2,408,200

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	$10,000,000	$11,530,400
Houston Utility System Revenue, Combined, first lien, Refunding, Series C, 5.00%,
5/15/24	5,000,000	6,167,250
5/15/26	19,690,000	23,829,429
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp.
Project, Refunding,
Series A, 5.00%, 5/15/24	6,000,000	6,859,800
Series B, 5.00%, 5/15/24	10,620,000	12,141,846
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,251,920
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured,
4.95%, 3/01/18	15,000,000	16,210,950
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	34,334,820
San Antonio Water System Revenue, junior lien, Refunding, Series A, 5.00%,
5/15/24	1,500,000	1,840,935
5/15/26	2,200,000	2,659,382
5/15/28	2,000,000	2,374,140
5/15/29	1,000,000	1,180,810
Texas State Transportation Commission Revenue, first tier, Refunding, Series A, 5.00%,
4/01/23	20,000,000	24,759,400
4/01/24	20,000,000	25,006,800
4/01/25	20,000,000	24,810,800
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional
Healthcare System Project, Refunding and Improvement, Series A, 5.25%,
11/01/22	5,000,000	5,260,750
11/01/23	5,000,000	5,225,700
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	12,224,100
Williamson County GO, Refunding, 5.00%,
2/15/23	6,235,000	7,508,811
2/15/25	13,780,000	16,385,660
		380,184,295
Utah 0.5%
Salt Lake County College Revenue, Westminster College Project, Refunding, 5.00%, 10/01/19	2,585,000	2,687,883
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,
11/01/20	9,000,000	10,625,490
11/01/21	9,000,000	10,494,450
		23,807,823
Virginia 1.7%
Norfolk Water Revenue, Refunding, 5.00%,
11/01/24	6,145,000	7,341,862
11/01/25	6,000,000	7,131,420
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	14,817,949
8/01/20	13,450,000	15,984,787
Virginia State College Building Authority Educational Facilities Revenue, Series A, 5.00%, 2/01/25	13,080,000	16,027,316
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding,
Series B, 5.00%, 8/01/23	8,535,000	10,528,435
		71,831,769

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Semiannual Report | 71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Washington 2.9%
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%,
7/01/22	$3,250,000	$3,952,910
7/01/23	3,500,000	4,291,525
7/01/24	1,250,000	1,545,250
King County Sewer Revenue, Refunding, Series B, 5.00%,
7/01/25	1,200,000	1,476,324
7/01/26	1,200,000	1,461,036
7/01/27	1,900,000	2,294,896
7/01/28	3,050,000	3,660,457
7/01/29	2,600,000	3,103,048
Seattle Drain and Wastewater Revenue, Refunding, 5.00%,
5/01/24	5,230,000	6,508,107
5/01/25	5,500,000	6,784,745
5/01/26	2,995,000	3,653,990
5/01/27	3,150,000	3,815,910
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	7,943,885
2/01/20	7,000,000	8,284,010
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	36,190,889
Various Purpose, Series D, 5.00%, 2/01/24	13,285,000	15,844,887
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	16,549,514
		127,361,383
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	12,010,400
U.S. Territories 0.7%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,705,134
12/01/19	1,025,000	1,136,838
		2,841,972
Puerto Rico 0.6%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/18	8,455,000	7,336,234
Series A, 5.00%, 7/01/23	4,000,000	3,191,520
Series A, 5.25%, 7/01/23	3,500,000	2,835,735
Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	2,062,650
[a]Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured, 5.00%,
7/01/24	10,000,000	9,922,800
Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior Series C, 5.00%, 8/01/22	3,500,000	3,256,925
		28,605,864
Total U.S. Territories		31,447,836

Total Municipal Bonds before Short Term Investments (Cost $3,718,380,802)		3,988,253,379

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 5.0%
Municipal Bonds 5.0%
Florida 0.6%
[b]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding,
Series B, Daily VRDN and Put, 0.03%, 7/01/37	$22,810,000	$22,810,000
Kentucky 0.6%
[b]Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System
Obligated Group, Refunding, Series B-1, Daily VRDN and Put, 0.03%, 8/15/38	27,000,000	27,000,000
Minnesota 1.1%
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.03%, 11/15/35	24,875,000	24,875,000
Health Care Facilities, Children’s Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and
Put, 0.03%, 8/15/25	23,500,000	23,500,000
		48,375,000
North Carolina 0.6%
[b]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series B, Daily VRDN and Put, 0.03%, 1/15/38	27,100,000	27,100,000
Pennsylvania 2.1%
[b]Geisinger Authority Health System Revenue, Geisinger Health System,
Refunding, Series A, Daily VRDN and Put, 0.01%, 5/15/35	52,400,000	52,400,000
Series C, Daily VRDN and Put, 0.03%, 8/01/28	36,720,000	36,720,000
		89,120,000
Total Short Term Investments (Cost $214,405,000)		214,405,000
Total Investments (Cost $3,932,785,802) 97.3%		4,202,658,379
Other Assets, less Liabilities 2.7%		116,473,907
Net Assets 100.0%		$4,319,132,286

See Abbreviations on page 162.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.51	$10.56	$10.60	$10.29	$10.35	$10.11
Income from investment operations[b]:
Net investment income[c]	0.06	0.13	0.18	0.20	0.21	0.24
Net realized and unrealized gains (losses)	(0.01)	(0.05)	(0.04)	0.31	(0.05)	0.25
Total from investment operations	0.05	0.08	0.14	0.51	0.16	0.49
Less distributions from net investment
income	(0.05)	(0.13)	(0.18)	(0.20)	(0.22)	(0.25)
Net asset value, end of period	$10.51	$10.51	$10.56	$10.60	$10.29	$10.35

Total return[d]	0.50%	0.76%	1.32%	4.95%	1.52%	4.86%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.84%	0.84%	0.84%	0.85%	0.87%	0.92%
Expenses net of waiver and payments by
affiliates	0.61%	0.60%	0.60%	0.57%	0.50%	0.50%
Net investment income	1.08%	1.25%	1.67%	1.88%	2.01%	2.33%

Supplemental data
Net assets, end of period (000’s)	$933,012	$977,274	$778,018	$682,132	$640,865	$380,522
Portfolio turnover rate	9.83%	20.20%	10.94%	5.72%	7.40%	15.53%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.50	$10.55	$10.59	$10.29	$10.27
Income from investment operations[c]:
Net investment income[d]	0.07	0.15	0.19	0.21	0.02
Net realized and unrealized gains (losses)	(0.01)	(0.06)	(0.04)	0.30	0.01
Total from investment operations	0.06	0.09	0.15	0.51	0.03
Less distributions from net investment income	(0.06)	(0.14)	(0.19)	(0.21)	(0.01)
Net asset value, end of period	$10.50	$10.50	$10.55	$10.59	$10.29

Total return[e]	0.58%	0.91%	1.47%	5.00%	0.33%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.69%	0.69%	0.69%	0.70%	0.72%
Expenses net of waiver and payments by affiliates	0.46%	0.45%	0.45%	0.42%	0.35%
Net investment income	1.23%	1.40%	1.82%	2.03%	2.16%

Supplemental data
Net assets, end of period (000’s)	$212,935	$183,518	$108,836	$80,569	$29,056
Portfolio turnover rate	9.83%	20.20%	10.94%	5.72%	7.40%

aFor the year ended February 29.
bFor the period February 1, 2011 (effective date) to February 28, 2011.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 86.5%
Alabama 0.7%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
9/01/14	$665,000	$665,000
9/01/15	700,000	728,126
9/01/16	730,000	785,035
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A,
5.25%, 9/01/36	1,000,000	1,118,790
Mobile IDBR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%,
6/01/34	5,000,000	5,100,450
		8,397,401
Alaska 0.5%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16	5,000,000	5,313,950
Arizona 2.0%
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	12,566,565
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, Refunding, 3.00%,
7/01/17	6,465,000	6,898,931
Tucson COP, Refunding, AGMC Insured,
2.00%, 7/01/16	1,200,000	1,230,660
3.00%, 7/01/17	1,250,000	1,325,938
3.00%, 7/01/18	1,195,000	1,281,195
		23,303,289
Arkansas 0.4%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,042,050
California 6.4%
Bennett Valley USD, GO, BANS, ETM, 4.00%, 1/01/15	2,130,000	2,157,264
California State Economic Recovery GO, Refunding, Series A, 5.00%, 7/01/22	8,000,000	8,694,560
California State GO, Refunding, 5.00%, 4/01/15	500,000	514,110
California State Health Facilities Financing Authority Revenue, St. Joseph Health System,
Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43	3,250,000	3,834,220
Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43	5,000,000	5,944,600
[a]California State Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust,
Mandatory Put 4/01/15, Refunding, Series B-1, Weekly FRN, 0.35%, 10/01/47	8,000,000	8,000,320
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.
Project, Mandatory Put 2/01/14, Series A, 1.125%, 2/01/39	5,000,000	5,035,100
California Statewide CDA Revenue,
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%,
10/01/19	2,000,000	2,000,200
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%,
10/01/20	1,000,000	1,000,020
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%,
10/01/21	5,880,000	5,880,588
Coachella Valley USD, GO, Refunding, BAM Insured, 4.00%,
8/01/16	1,110,000	1,187,433
8/01/17	1,220,000	1,331,630
8/01/18	1,265,000	1,402,898
8/01/19	1,330,000	1,492,114
Glendale USD, GO, Los Angeles County, Election of 2011, Series B, 2.00%, 9/01/15	5,665,000	5,769,406

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding,
Series C, Assured Guaranty, 5.00%, 7/01/15	$1,000,000	$1,039,970
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%,
6/01/18	1,000,000	1,157,310
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G,
Refunding, Second Series, NATL RE, FGIC Insured, 5.00%, 5/01/23	11,675,000	12,563,701
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series A, 6.125%, 8/01/15	1,540,000	1,568,213
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
5.00%, 2/01/15	1,025,000	1,044,895
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/15	1,000,000	1,042,860
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C,
AGMC Insured, zero cpn., 6/01/18	810,000	766,236
		73,427,648
Colorado 0.8%
[b]Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding,
4.00%, 12/15/15	1,450,000	1,520,238
5.00%, 12/15/18	2,800,000	3,264,324
[b]El Paso County GO, School District No. 20, Refunding, 4.00%, 12/15/15	1,000,000	1,047,380
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,183,940
Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%,
12/01/15	1,500,000	1,588,080
		8,603,962
Connecticut 2.6%
Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue,
Mandatory Put 2/08/18, Series A-3, 0.875%, 7/01/49	23,070,000	23,105,066
Mandatory Put 7/26/17, Series A, 0.80%, 7/01/48	6,500,000	6,524,180
		29,629,246
Florida 4.1%
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.50%, 6/01/17	5,000,000	5,631,600
6.00%, 6/01/17	8,000,000	9,118,720
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,422,000
Escambia County Solid Waste Disposal Revenue, Gulf Power Co. Project, Mandatory Put 6/02/15,
1.35%, 4/01/39	7,500,000	7,518,300
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%,
7/01/18	11,480,000	12,557,628
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,188,160
[a]Lakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.80%, 10/01/17	3,000,000	3,011,010
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%,
6/01/16	1,580,000	1,679,192
		47,126,610
Georgia 3.1%
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,670,777
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project,
First Series, Mandatory Put 6/01/17, 1.75%, 12/01/49	5,000,000	5,090,250
Second Series, Mandatory Put 6/01/17, 1.75%, 12/01/49	5,000,000	5,103,850

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Semiannual Report | 77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Georgia State GO,
Refunding, Series C, 5.00%, 7/01/21	$2,350,000	$2,646,264
Series G, 5.00%, 10/01/17	10,000,000	10,975,900
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17,
First Series, 1.70%, 6/01/49	5,000,000	5,108,850
		35,595,891
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,607,043
Illinois 7.9%
Chicago Housing Authority Capital Program Revenue, AGMC Insured,
ETM, 5.00%, 7/01/16	5,000,000	5,410,100
Pre-Refunded, 5.00%, 7/01/19	7,455,000	8,066,459
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
5.00%, 1/01/16	1,425,000	1,512,310
5.50%, 1/01/17	1,000,000	1,110,740
Dolton GO, Refunding, Series B, AGMC Insured,
4.00%, 12/01/14	1,195,000	1,201,823
3.50%, 12/01/15	1,245,000	1,274,407
Homer Glen Village GO, Will and Cook Counties, Series A,
2.00%, 12/01/15	1,000,000	1,014,920
4.00%, 12/01/18	1,000,000	1,091,570
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19,
1.65%, 7/01/25	10,000,000	10,074,300
Illinois State GO,
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,165,750
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,374,490
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,371,350
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,608,650
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17	10,000,000	11,361,900
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%,
12/15/17	6,000,000	6,599,880
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,
12/15/17	1,430,000	1,484,397
12/15/18	1,475,000	1,519,870
Regional Transportation Authority Revenue, Series A, NATL RE Insured, 5.00%, 7/01/21	5,410,000	5,805,417
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community
Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,908,448
		89,956,781
Indiana 0.8%
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put 8/01/17,
Series A-5, 2.00%, 11/01/27	3,500,000	3,605,175
Indianapolis Thermal Energy System Revenue, first lien, Refunding, Series B, AGMC Insured, 4.00%,
10/01/14	4,640,000	4,653,734
Lafayette Sewage Works Revenue, Refunding, 3.00%, 1/01/15	1,000,000	1,008,760
		9,267,669

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Kansas 0.4%
Kansas City SFMR, Muni Multiplier, Series A, FHLMC Insured, ETM, 12/01/14	$3,000,000	$2,998,560
Kansas State Department of Transportation Highway Revenue, Refunding, Series A-3, 0.35%,
9/01/15	1,500,000	1,503,570
		4,502,130
Kentucky 0.6%
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project,
Mandatory Put 8/01/19, 2.20%, 2/01/35	7,000,000	7,036,960
Louisiana 0.5%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding,
4.00%, 8/15/15	2,780,000	2,870,739
5.00%, 8/15/16	2,505,000	2,708,381
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System
Project, NATL Insured, 4.00%, 12/01/14	500,000	502,895
		6,082,015
Maryland 2.1%
[a]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18,
Series A, Weekly FRN, 1.30%, 7/01/34	6,000,000	6,009,780
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding,
5.00%, 5/01/19	7,500,000	8,835,825
Maryland State GO, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	9,304,480
		24,150,085
Massachusetts 0.1%
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare
Obligated Group, Series D, Assured Guaranty, 4.00%, 11/15/15	1,000,000	1,042,950
Michigan 3.3%
Detroit GO, Distribution State Aid, 5.00%, 11/01/16	6,120,000	6,384,139
Garden City GO, Refunding, AGMC Insured, 4.00%,
4/01/15	1,215,000	1,231,962
4/01/16	1,415,000	1,458,200
Jackson GO, Downtown Development, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,342,682
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%,
10/15/17	1,500,000	1,696,830
Michigan State Finance Authority Revenue,
Refunding, Unemployment Obligation Assessment, Series B, 5.00%, 7/01/20	10,000,000	11,812,100
School District of the City of Detroit, Refunding, 5.00%, 6/01/15	1,700,000	1,750,745
School District of the City of Detroit, Refunding, 5.00%, 6/01/16	1,600,000	1,687,360
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,854,910
Western Townships Utilities Authority Revenue, Sewage Disposal System, Refunding, 3.00%,
1/01/15	1,000,000	1,008,660
1/01/17	1,000,000	1,042,080
		37,269,668
Minnesota 1.6%
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,861,279
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B,
NATL RE, FGIC Insured, 5.00%, 1/01/23	5,925,000	6,501,384

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia
Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/15	$1,335,000	$1,359,791
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty,
5.00%, 1/01/15	5,000,000	5,075,750
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,051,400
		18,849,604
Mississippi 0.1%
Jackson Water and Sewer System Revenue, Refunding, AGMC Insured, 4.00%, 9/01/14	580,000	580,000
Nevada 2.1%
Clark County School District GO, Building, Series C, 5.00%, 6/15/23	9,920,000	11,060,899
Nevada State GO,
Capital Improvement and Cultural Affairs, Series C, 5.00%, 6/01/20	7,115,000	8,120,919
Nevada Municipal Bond Bank Project Nos. R-9A, R-9B, R-9C, R-10, R-11, and R12, Series F,
AGMC Insured, 5.00%, 12/01/20	4,260,000	4,415,703
		23,597,521
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,021,023
New Jersey 5.4%
Bergen County GO, General Improvement, 4.00%, 11/15/15	5,100,000	5,331,591
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,123,990
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/15	3,160,000	3,271,390
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	10,973,500
[a]School Facilities Construction, Series H, Weekly FRN, 0.95%, 2/01/17	3,000,000	3,018,060
New Jersey Environmental Infrastructure Trust Revenue, Environmental-2012, Series A,
Pre-Refunded, 5.00%, 9/01/22	15,000	16,374
New Jersey State EDA Revenue, School Facilities Construction, Series N-1, NATL Insured,
Pre-Refunded, 5.00%, 9/01/18	6,600,000	6,915,744
New Jersey State Environmental Infrastructure Trust Revenue,
Environmental-2013, Series A, Pre-Refunded, 5.00%, 9/01/22	80,000	87,494
Environmental-2014, Series A, 5.00%, 9/01/22	3,025,000	3,253,660
New Jersey State GO, Refunding, Series Q, 5.00%, 8/15/18	15,885,000	18,225,019
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding,
Series A, AMBAC Insured, 5.50%, 12/15/14	5,000,000	5,073,100
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,313,539
Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%,
5/01/17	1,000,000	1,115,580
		61,719,041
New Mexico 1.9%
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,
12/01/14	2,000,000	2,018,160
12/01/15	4,000,000	4,184,560
New Mexico State Severance Tax Revenue, Series A, 4.00%, 7/01/20	11,640,000	12,859,406

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Mexico (continued)
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured,
3.00%, 4/01/16	$1,000,000	$1,025,780
3.00%, 4/01/17	750,000	774,075
3.50%, 4/01/19	1,000,000	1,039,890
		21,901,871
New York 13.1%
Beekmantown CSD, GO, Refunding, AGMC Insured,
4.00%, 6/15/15	1,245,000	1,281,279
2.00%, 6/15/16	1,075,000	1,089,523
East Meadow Union Free School District GO, Nassau County, Refunding,
3.00%, 8/15/15	1,000,000	1,026,970
4.00%, 8/15/16	1,000,000	1,071,170
4.00%, 8/15/17	1,000,000	1,095,170
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,207,194
[a]MTA Dedicated Tax Fund Revenue, Mandatory Put 11/04/14, Refunding, Sub Series B-3A, Weekly
FRN, 0.28%, 11/01/28	8,900,000	8,900,089
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	10,257,803
New York City GO,
Fiscal 2008, Refunding, Series A-1, 5.00%, 8/01/19	20,000,000	22,483,800
Refunding, Series G, 5.25%, 8/01/16	9,010,000	9,854,417
Refunding, Series G, 5.00%, 8/01/20	7,000,000	8,310,540
New York City Transitional Financial Authority Revenue, Future Tax Secured, Refunding,
Sub Series A-2, 5.00%, 11/01/16	5,175,000	5,343,601
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
City Issue, Refunding, Series 1, 5.00%, 1/15/19	4,000,000	4,491,160
Non-State Supported Debt, Rochester General Hospital, Radian Insured, ETM, 5.00%,
12/01/15	100,000	105,769
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%,
10/01/15	1,000,000	1,050,850
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
3.75%, 10/01/14	1,380,000	1,383,795
Non-State Supported Debt, School Districts Financing Program, Series F, 4.00%, 10/01/14	3,300,000	3,309,834
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/15	995,000	1,016,751
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
ETM, 5.00%, 2/15/15	5,000	5,109
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series C, 5.00%, 12/15/18	6,165,000	6,826,011
General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	7,283,464
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park,
Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	214,824
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,251,294
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,063,120
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19	15,000,000	17,478,300
Patchogue-Medford Union Free School District GO, Refunding, Series B, 3.00%, 7/01/16	1,000,000	1,046,480
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	257,438

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Semiannual Report | 81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
Rochester GO, Refunding,
Series IV, 2.00%, 10/15/15	$1,850,000	$1,887,241
Series V, 2.00%, 2/15/15	1,535,000	1,547,756
Sales Tax Asset Receivable Corp. Revenue,
Refunding, Series A, NATL Insured, 5.25%, 10/15/18	3,285,000	3,304,381
Series A, NATL Insured, 5.25%, 10/15/19	785,000	789,632
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%,
10/01/16	9,910,000	10,801,305
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%,
7/01/16	1,250,000	1,350,625
7/01/17	3,000,000	3,341,400
Tobacco Settlement Financing Corp. Revenue, Asset-Backed, State Contingency Contract Secured,
Refunding, Series B, 5.00%, 6/01/20	4,000,000	4,141,600
		149,869,695
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,796,850
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A,
Assured Guaranty, 5.25%, 1/01/19	2,350,000	2,679,118
		10,475,968
Ohio 3.5%
Akron COP, District Energy Project, 2.75%, 12/01/16	1,440,000	1,492,128
[b]Butler County GO, Various Purpose, Refunding, 3.00%,
12/01/15	935,000	966,500
12/01/16	500,000	528,175
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	9,008,474
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,437,966
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL RE, FGIC Insured, 5.00%,
11/15/20	5,000,000	5,448,400
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,
11/01/14	1,455,000	1,459,423
11/01/15	1,465,000	1,495,487
Ohio State Department of Administrative Services COP, Administrative Knowledge System Project,
Series A, NATL Insured, Pre-Refunded, 5.25%, 9/01/15	6,205,000	6,360,187
Ohio State Higher Educational Facilities Commission Revenue, Case Western Reserve University
Project, 4.00%, 12/01/17	2,225,000	2,454,620
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 3.00%,
12/01/15	1,210,000	1,251,382
12/01/16	1,265,000	1,327,567
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	945,000	951,539
Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,217,647
Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,222,221
		40,621,716

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oklahoma 1.0%
Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman
Public Schools Project, 5.00%, 7/01/17	$3,040,000	$3,395,923
Oklahoma County ISD No. 89 GO, 2.00%, 7/01/16	4,195,000	4,315,355
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools
Project, 4.00%, 9/01/15	4,000,000	4,151,320
		11,862,598
Pennsylvania 5.5%
Beaver County IDAR, Pollution Control, FirstEnergy Generation Project, Mandatory Put 6/01/20,
Refunding, Series A, 3.50%, 4/01/41	3,500,000	3,508,925
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue,
PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,175,900
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,
3.50%, 7/01/16	6,190,000	6,448,432
4.00%, 7/01/17	4,795,000	5,115,642
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,239,700
Philadelphia School District GO, Refunding, Series C, 5.00%,
9/01/14	1,000,000	1,000,000
9/01/15	1,500,000	1,568,220
9/01/16	2,630,000	2,847,264
9/01/17	2,750,000	3,067,377
Pittsburgh School District GO,
Refunding, Series A, 3.00%, 9/01/14	845,000	845,000
Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,622,215
Series A, ETM, 3.00%, 9/01/14	315,000	315,000
Reading School District GO, Refunding, Series A, 5.00%,
4/01/17	4,500,000	4,870,170
4/01/18	4,035,000	4,452,058
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding,
Series A, Assured Guaranty,
4.00%, 7/01/15	1,235,000	1,253,352
5.00%, 7/01/16	1,325,000	1,398,551
		62,727,806
Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan,
Refunding, Series A, 5.00%, 8/01/18	6,290,000	7,262,434
South Carolina 1.5%
Charleston Educational Excellence Financing Corporation Revenue, Charleston County School
District, Pre-Refunded, 5.25%, 12/01/24	10,000,000	10,623,300
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,059,960
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,034,530
		17,717,790
Tennessee 1.6%
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,478,000
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%,
6/01/15	9,000,000	9,287,730
		17,765,730

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas 5.6%
Austin Water and Wastewater System Revenue, Refunding, Series A,
4.00%, 11/15/15	$1,700,000	$1,777,843
4.00%, 11/15/16	600,000	646,926
5.00%, 11/15/17	500,000	567,685
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	456,435
City of Dallas Waterworks and Sewer System Revenue, Improvement, AGMC Insured, Pre-Refunded,
5.00%, 10/01/31	5,000,000	5,259,250
Crandall ISD, GO, Refunding, Series A, PSF Guarantee, zero cpn., 8/15/15	1,000,000	993,780
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, Refunding, AGMC Insured, 4.50%,
12/01/24	6,720,000	7,249,334
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/14	3,235,000	3,260,233
Series D, 5.00%, 11/01/17	2,000,000	2,268,160
Leander ISD, GO, Williamson and Travis Counties, Refunding, Series D, PSF Guarantee, zero cpn.,
8/15/16	1,000,000	991,670
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health,
Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,085,000	1,219,996
Series A, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/18	335,000	349,961
Texas State A&M University Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,910,251
Texas State PFAR,
Southern University Financing System, Refunding, BAM Insured, 4.00%, 11/01/14	2,500,000	2,513,800
Southern University Financing System, Refunding, BAM Insured, 4.00%, 11/01/15	3,160,000	3,275,972
Southern University Financing System, Refunding, BAM Insured, 5.00%, 11/01/16	2,000,000	2,170,820
Unemployment Compensation Obligation Assessment, Refunding, Series B, 4.00%, 7/01/17	7,420,000	8,032,150
Texas State Transportation Commission Revenue, State Highway Fund,
first tier, Series A, Pre-Refunded, 5.00%, 4/01/20	4,195,000	4,512,184
Refunding, first tier, Series A, 5.00%, 4/01/19	5,000,000	5,887,250
Wylie ISD, GO, Collin County, Capital Appreciation Bonds, Refunding, PSF Guarantee, zero cpn.,
8/15/16	2,535,000	2,509,980
8/15/17	3,775,000	3,685,042
		64,538,722
Utah 0.2%
Nebo School District GO, Utah County, Refunding, Series A, 2.00%,
7/01/16	1,200,000	1,214,796
7/01/17	1,000,000	1,009,680
		2,224,476
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,479,758
Washington 1.9%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,418,950
Pierce County School District No. 010 Tacoma GO, Refunding, Series A, AGMC Insured, 5.00%,
12/01/19	5,575,000	5,898,015
12/01/20	5,475,000	5,793,645
Snohomish County Everett School District No. 2 GO, Refunding,
4.00%, 12/01/17	2,400,000	2,653,392
NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	252,953

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Washington (continued)
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	$3,895,000	$4,005,540
Washington State Health Care Facilities Authority Revenue, MultiCare Health System, Series B,
AGMC Insured, 4.00%, 8/15/15	625,000	647,644
		21,670,139
Wisconsin 1.3%
Wisconsin State Transportation Revenue, Refunding, Series A, AGMC Insured, 5.00%, 7/01/16	13,900,000	14,460,309
Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,370,000	5,956,565
4.00%, 6/15/18	4,510,000	4,811,223
2.125%, 12/15/18	580,000	582,465
5.00%, 12/15/18	9,000,000	9,855,900
		21,206,153

Total Municipal Bonds before Short Term Investments
(Cost $971,461,134)		990,907,702
Short Term Investments 13.3%
Municipal Bonds 13.3%
Alabama 0.6%
Alabama State Public School and College Authority Revenue, Pool, Refunding, Series A, 4.00%,
3/01/15	6,585,000	6,710,247
Arizona 0.9%
Arizona State Transportation Broad Highway Revenue, Highway, Subordinated, Refunding, Series A,
5.00%, 7/01/15	9,380,000	9,758,952
California 3.8%
[c]California State Educational Facilities Authority Revenue, Stanford University, Refunding, Series L-2,
Weekly VRDN and Put, 0.03%, 10/01/14	5,000,000	5,000,000
[c]California State Health Facilities Financing Authority Revenue, Health Facility, Catholic Healthcare
West, Series C, Weekly VRDN and Put, 0.03%, 3/01/47	3,000,000	3,000,000
[c]Los Angeles Department of Water and Power Revenue,
Power System, Water System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.04%,
7/01/35	11,000,000	11,000,000
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.03%, 7/01/34	4,500,000	4,500,000
[c]San Diego County Regional Transportation Commission Sales Tax Revenue, Limited Tax, Refunding,
Series A, Weekly VRDN and Put, 0.05%, 4/01/38	7,775,000	7,775,000
[c]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities
Replacement Project, Series B, Weekly VRDN and Put, 0.05%, 11/15/25	5,135,000	5,135,000
[c]University of California Revenues, Regents, General, Refunding, Series AL-3, Weekly VRDN and Put,
0.04%, 5/15/48	7,000,000	7,000,000
		43,410,000
Connecticut 0.4%
[c]Connecticut State GO, Variable, Economic Recovery Notes, Refunding, Series A-1, Daily VRDN and
Put, 0.33%, 7/01/16	5,000,000	5,000,000
Florida 2.0%
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program,
Series A, AGMC Insured, 4.00%, 9/01/14	23,185,000	23,185,000

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Georgia 2.7%
[c]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding,
First Series, Daily VRDN and Put, 0.05%, 7/01/49	$31,000,000	$31,000,000
Kansas 0.5%
[c]Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly VRDN
and Put, 0.504%, 9/01/19	5,700,000	5,719,095
Michigan 0.3%
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series D, 2.00%, 9/01/14	3,250,000	3,250,000
New York 0.4%
Nassau County GO, Tax Anticipation Notes, Series A, 2.00%, 9/15/14	5,000,000	5,003,250
Pennsylvania 0.4%
[c]Pennsylvania State Turnpike Commission Turnpike Revenue, Series A, Weekly VRDN and Put,
1.20%, 12/01/19	5,000,000	5,126,950
Tennessee 1.3%
[c]Blount County PBA Revenue, Local Government Public Improvement, Blount County, Refunding,
Series E-3-B, Daily VRDN and Put, 0.04%, 6/01/31	15,000,000	15,000,000
Total Short Term Investments (Cost $153,022,263)		153,163,494
Total Investments (Cost $1,124,483,397) 99.8%		1,144,071,196
Other Assets, less Liabilities 0.2%		1,876,296
Net Assets 100.0%		$1,145,947,492

See Abbreviations on page 162.

aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis. See Note 1(b).
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin High Yield Tax-Free Income Fund

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.15	$10.98	$10.59	$9.60	$9.99	$8.75
Income from investment operations[b]:
Net investment income[c]	0.23	0.47	0.46	0.51	0.52	0.54
Net realized and unrealized gains (losses)	0.39	(0.84)	0.38	1.00	(0.39)	1.25
Total from investment operations	0.62	(0.37)	0.84	1.51	0.13	1.79
Less distributions from net investment
income	(0.24)	(0.46)	(0.45)	(0.52)	(0.52)	(0.55)
Net asset value, end of period	$10.53	$10.15	$10.98	$10.59	$9.60	$9.99

Total return[d]	6.19%	(3.20)%	7.95%	16.20%	1.19%	20.96%

Ratios to average net assets[e]
Expenses	0.66%	0.63%	0.65%	0.64%	0.63%	0.63%
Net investment income	4.49%	4.64%	4.22%	5.12%	5.18%	5.66%

Supplemental data
Net assets, end of period (000’s)	$5,123,588	$5,014,941	$6,559,328	$5,881,103	$5,133,343	$5,477,710
Portfolio turnover rate	2.85%	17.08%	10.47%	8.86%	18.18%	8.58%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.31	$11.14	$10.75	$9.73	$10.12	$8.86
Income from investment operations[b]:
Net investment income[c]	0.21	0.42	0.40	0.47	0.47	0.49
Net realized and unrealized gains (losses)	0.40	(0.85)	0.38	1.02	(0.40)	1.27
Total from investment operations	0.61	(0.43)	0.78	1.49	0.07	1.76
Less distributions from net investment
income	(0.21)	(0.40)	(0.39)	(0.47)	(0.46)	(0.50)
Net asset value, end of period	$10.71	$10.31	$11.14	$10.75	$9.73	$10.12

Total return[d]	6.00%	(3.77)%	7.33%	15.68%	0.59%	20.28%

Ratios to average net assets[e]
Expenses	1.21%	1.18%	1.20%	1.19%	1.18%	1.18%
Net investment income	3.94%	4.09%	3.67%	4.57%	4.63%	5.11%

Supplemental data
Net assets, end of period (000’s)	$1,078,260	$1,042,823	$1,446,670	$1,219,076	$996,921	$1,002,985
Portfolio turnover rate	2.85%	17.08%	10.47%	8.86%	18.18%	8.58%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.18	$11.02	$10.63	$9.63	$10.02	$8.77
Income from investment operations[b]:
Net investment income[c]	0.24	0.49	0.47	0.53	0.53	0.55
Net realized and unrealized gains (losses)	0.40	(0.86)	0.38	1.00	(0.39)	1.26
Total from investment operations	0.64	(0.37)	0.85	1.53	0.14	1.81
Less distributions from net investment
income	(0.25)	(0.47)	(0.46)	(0.53)	(0.53)	(0.56)
Net asset value, end of period	$10.57	$10.18	$11.02	$10.63	$9.63	$10.02

Total return[d]	6.31%	(3.19)%	8.03%	16.37%	1.29%	21.14%

Ratios to average net assets[e]
Expenses	0.56%	0.53%	0.55%	0.54%	0.53%	0.53%
Net investment income	4.59%	4.74%	4.32%	5.22%	5.28%	5.76%

Supplemental data
Net assets, end of period (000’s)	$2,109,027	$1,737,090	$2,156,523	$1,438,591	$848,957	$621,454
Portfolio turnover rate	2.85%	17.08%	10.47%	8.86%	18.18%	8.58%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin High Yield Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 93.1%
Alabama 1.5%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$6,000,000	$6,860,160
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding,
Series B, 6.25%, 8/01/25	2,500,000	2,507,725
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,148,150
Jefferson County Sewer Revenue, wts., sub. lien, Refunding,
Series E, zero cpn., 10/01/28	7,350,000	2,926,917
Series E, zero cpn., 10/01/29	13,465,000	4,906,646
Series E, zero cpn., 10/01/30	19,050,000	6,362,891
Series E, zero cpn., 10/01/31	24,845,000	7,582,197
Series E, zero cpn., 10/01/32	30,825,000	8,661,208
Series E, zero cpn., 10/01/33	35,700,000	9,240,945
Series E, zero cpn., 10/01/34	28,020,000	6,664,557
Series E, zero cpn., 10/01/35	15,000,000	3,281,100
Series E, zero cpn., 10/01/36	12,425,000	2,489,597
Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	46,174,500
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.25%, 3/01/33	5,500,000	6,837,545
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,610,295
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,359,430
		129,613,863
Arizona 2.3%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1,
5.25%, 3/01/39	10,000,000	10,965,800
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%,
7/01/36	10,000,000	10,109,200
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A,
5.50%, 7/01/26	7,500,000	7,522,500
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	22,701,000
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,572,750
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16,
Refunding, Series D, 5.75%, 6/01/34	10,750,000	11,590,327
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	21,371,800
senior lien, Series A, 5.00%, 7/01/38	15,000,000	16,075,800
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,597,501
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	11,047,400
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,191,060
5.50%, 12/01/29	11,105,000	13,417,061
University Medical Center Corp. Hospital Revenue, Tucson,
6.00%, 7/01/24	250,000	288,055
6.25%, 7/01/29	1,000,000	1,162,000
5.00%, 7/01/35	10,175,000	10,300,051
6.50%, 7/01/39	1,500,000	1,749,525
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc.
Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	14,096,940
		192,758,770

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California 17.9%
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	$30,750,000	$8,535,893
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%, 9/01/37	4,040,000	4,095,954
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Pre-Refunded,
5.50%, 4/01/43	29,685,000	34,821,989
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
5.35%, 9/01/36	3,680,000	3,681,472
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,345,000	3,689,870
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,699,889
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	10,000,000	10,089,100
California Infrastructure and Economic Development Bank Revenue, North County Center for
Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%,
12/01/30	10,300,000	11,617,370
12/01/35	5,000,000	5,512,950
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%,
8/01/40	6,000,000	6,387,720
California State GO, Various Purpose,
6.00%, 4/01/38	28,725,000	34,250,828
5.25%, 11/01/40	47,000,000	53,928,740
Refunding, 5.25%, 3/01/30	70,000,000	81,301,500
Refunding, 5.50%, 3/01/40	60,000,000	68,785,200
Refunding, 5.00%, 10/01/41	10,000,000	11,111,300
California State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	5,000,000	6,138,700
11/01/38	8,000,000	9,509,440
California State Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%,
11/01/39	5,000,000	5,918,650
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%,
11/01/29	7,365,000	8,906,274
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%,
11/01/34	17,560,000	20,758,905
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	20,153,073
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,358,906
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,336,800
Monterey Institute International, 5.50%, 7/01/31	12,920,000	14,548,566
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,552,400
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,569,500
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	26,030,750
[a]Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	7,151,898
California Statewide CDA Special Tax Revenue, CFD No. 2007-01, Orinda Wilder Project, Series A,
6.00%, 9/01/37	10,000,000	10,306,000
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured,
zero cpn., 8/01/37	8,400,000	2,415,000
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C,
AMBAC Insured, zero cpn.,
8/01/33	15,000,000	5,874,450
8/01/34	10,000,000	3,715,800
Chino CFD Special Tax, No. 2003-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,218,766

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Chula Vista CFD Special Tax, No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	$1,765,000	$1,664,907
Compton Community College District GO, Election of 2002, Series D, BAM Insured, zero cpn.,
8/01/30	3,425,000	1,385,002
8/01/32	4,000,000	1,390,800
8/01/34	4,560,000	1,350,535
8/01/36	5,250,000	1,334,393
8/01/37	3,065,000	722,543
8/01/38	6,000,000	1,313,940
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,522,120
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50%
thereafter, 1/15/31	7,295,000	5,087,387
Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	10,000,000	6,950,500
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,493,533
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,749,365
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced, Asset-Backed,
Refunding, Series A,
5.00%, 6/01/45	15,750,000	16,020,585
AMBAC Insured, 5.00%, 6/01/45	13,250,000	13,477,635
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,168,567
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	58,747,463
Los Angeles MFR, Refunding,
Series J-1C, 7.125%, 1/01/24	20,000	20,018
[a]Series J-2C, 8.50%, 1/01/24	120,000	120,086
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	41,945,148
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	38,903,942
Series B, 7.00%, 11/01/34	20,000,000	28,005,600
Series C, 6.50%, 11/01/39	20,000,000	26,987,200
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,304,588
Palmdale Elementary School District Special Tax, CFD No. 90-1, Series A, AGMC Insured,
zero cpn., 8/01/28	1,500,000	783,975
zero cpn., 8/01/30	1,250,000	577,800
zero cpn., 8/01/31	1,250,000	546,825
zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,489,700
Perris UHSD Financing Authority Special Tax,
5.75%, 9/01/30	1,690,000	1,746,632
6.00%, 9/01/33	2,570,000	2,657,303
6.125%, 9/01/41	5,500,000	5,685,460
Poway USD Special Tax, CFD No. 14, Del Sur, 5.25%, 9/01/36	7,465,000	7,728,664
Riverside County Transportation Commission Toll Revenue, senior lien,
Series A, 5.75%, 6/01/44	6,065,000	6,860,182
Series A, zero cpn., 6/01/42	7,000,000	1,545,460
Series B, zero cpn., 6/01/32	4,000,000	1,639,760
Series B, zero cpn., 6/01/33	5,500,000	2,116,895
Series B, zero cpn., 6/01/41	5,000,000	1,168,700
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/35	7,030,000	7,031,828
Romoland School District Special Tax, CFD No. 1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,076,942
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,215,199
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,938,552

92 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	$1,550,000	$1,556,665
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,148,500
7.50%, 12/01/41	15,000,000	17,521,200
San Diego USD, GO,
Dedicated Unlimited Ad Valorem Property Tax, Election of 2008, Capital Appreciation, Series G,
zero cpn., 7/01/34	5,000,000	1,942,900
Dedicated Unlimited Ad Valorem Property Tax, Election of 2008, Capital Appreciation, Series G,
zero cpn., 7/01/35	10,000,000	3,642,900
Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	21,475,428
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	15,404,229
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%,
4/01/29	10,000,000	11,184,400
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/24	52,700,000	43,291,996
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	22,995,450
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,439,600
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	21,350,681
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	21,310,489
junior lien, ETM, zero cpn., 1/01/25	45,200,000	36,097,172
junior lien, ETM, zero cpn., 1/01/26	131,900,000	100,671,356
junior lien, ETM, zero cpn., 1/01/27	139,100,000	102,035,414
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	44,970,000	44,277,462
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project,
6.50%, 5/01/42	10,000,000	11,852,300
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28, 6.70% thereafter, 9/01/41	20,000,000	12,829,600
San Mateo-Foster City School District GO, Election of 2008, Capital Appreciation, Series A,
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	26,135,600
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,999,980
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,660,518
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27	9,855,000	11,468,066
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%,
9/02/33	6,000,000	6,000,000
[a,b,c]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%, 9/01/29	15,905,000	1,590,500
7.00%, 9/01/38	12,175,000	1,217,500
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,810,000	20,309,806
		1,485,859,099
Colorado 3.8%
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured,
5.25%, 3/01/40	20,000,000	21,255,400
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43	10,250,000	10,407,235
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding,
Series A, 5.25%, 10/01/32	5,000,000	5,099,200
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured,
5.00%, 12/01/30	15,000,000	15,275,400
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue, Series A,
Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,058,920

franklintempleton.com	Semiannual Report | 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	$15,000,000	$8,419,950
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	4,629,600
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	7,528,787
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	4,092,400
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,519,800
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,363,000
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,108,900
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,217,800
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%,
8/01/19	41,200,000	42,154,604
Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,062,760
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	3,086,772
6.25%, 11/15/28	12,500,000	16,010,875
6.50%, 11/15/38	90,100,000	123,251,394
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	14,951,250
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
12/01/28	7,640,000	7,642,674
[a,d]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,536,920
		318,673,641
Connecticut 0.1%
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary’s Hospital Issue,
Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,652,260
District of Columbia 2.6%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group, Assured Guaranty,
5.25%, 7/15/38	11,000,000	11,730,510
District of Columbia Income Tax Secured Revenue, Series C, 4.00%, 12/01/37	8,905,000	9,298,868
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,610,265
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,128,622
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,654,454
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,357,293
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	4,028,138
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,643,144
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	5,958,590
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,928,850
The Methodist Home of the District of Columbia Issue, 6.00%, 1/01/29	4,750,000	4,704,590
The Methodist Home of the District of Columbia Issue, Series A, 7.375%, 1/01/30	2,525,000	2,537,499
The Methodist Home of the District of Columbia Issue, Series A, 7.50%, 1/01/39	4,580,000	4,601,938
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	22,000,000	24,492,380
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	21,817,250
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation,
second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,145,000	68,619,430
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention
Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	10,751,900
		218,863,721

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida 6.0%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	$4,400,000	$4,403,212
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	4,910,000	5,021,653
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project,
Series B, 7.00%, 4/01/39	6,500,000	7,465,705
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,145,000	1,146,134
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	8,101,800
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,370,000	1,361,506
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%,
6/01/17	25,000,000	28,496,000
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,551,055
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,040,320
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,044,000
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	10,994,647
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,385,000	1,392,299
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	9,996,902
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	6,554,400
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	35,275,000	36,077,153
Halifax Hospital Medical Center Hospital Revenue, Daytona Beach, Refunding and Improvement,
Series A, 5.375%, 6/01/46	18,000,000	18,139,680
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,581,397
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,460,000	2,395,474
Indigo CDD Capital Improvement Revenue, Refunding,
Series A, 7.00%, 5/01/31	775,000	739,861
[a,b]Series C, 7.00%, 5/01/30	4,163,999	2,081,999
Lake Ashton CDD Revenue, Capital Improvement, Series A, 7.40%, 5/01/32	1,210,000	1,209,831
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors,
Refunding,
5.875%, 1/01/19	1,070,000	1,184,693
6.25%, 1/01/28	1,230,000	1,309,175
6.375%, 1/01/43	2,250,000	2,330,775
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
5.50%, 11/15/42	3,800,000	4,103,848
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%,
10/01/41	20,850,000	23,861,574
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding,
Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,376,847
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	47,354,744
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation,
Refunding, Series A, Assured Guaranty, zero cpn., 10/01/45	25,000,000	5,571,000
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,828,695
Refunding, Series A, 5.00%, 5/01/32	10,000,000	11,009,600
Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,314,562
Miami-Dade County Special Obligation Revenue, Refunding, Series A, 5.00%, 10/01/30	10,925,000	12,372,562
North Sumter County Utility Dependent District Utility Revenue, sub. bond,
6.00%, 10/01/30	3,780,000	4,220,710
6.25%, 10/01/43	6,865,000	7,558,365

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Semiannual Report | 95

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Northern Palm Beach County ID Special Assessment, Water Control and Improvement, Unit of
Development No. 46, Series A, 5.35%, 8/01/41	$800,000	$812,640
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/35	7,965,000	8,712,197
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	1,112,265
Pelican Marsh CDD Special Assessment Revenue, Refunding,
4.875%, 5/01/22	1,035,000	1,051,798
5.375%, 5/01/31	1,500,000	1,532,445
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,811,090
[a,b]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,062,308
[a]River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,
5/01/21	680,000	680,163
5/01/30	1,590,000	1,589,857
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,900,000	6,906,003
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
Refunding, 5.00%, 5/01/36	12,500,000	13,261,500
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group,
5.00%, 8/15/32	15,000,000	15,774,900
Refunding, 5.00%, 8/15/42	15,500,000	16,158,595
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,780,000	1,515,706
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%,
5/01/29	6,390,000	6,448,532
5/01/35	4,000,000	4,010,320
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	7,700,000	8,771,378
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	8,085,000	9,745,012
7.00%, 5/01/41	7,180,000	8,838,006
Refunding, 5.00%, 5/01/22	1,600,000	1,687,280
Refunding, 5.25%, 5/01/31	2,145,000	2,282,409
Refunding, 5.50%, 5/01/42	2,125,000	2,265,484
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	2,000,000	2,105,660
5.00%, 5/01/32	5,900,000	6,062,014
5.125%, 5/01/43	9,000,000	9,260,550
6.00%, 5/01/44	8,000,000	8,504,000
[e]Village Center CDD Recreational Revenue, sub. bond,
Series B, 8.25%, 1/01/17	680,000	683,584
Series C, 7.375%, 1/01/19	1,485,000	1,491,519
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,500,000	1,441,995
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	755,000	755,491
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,785,000	1,818,469
		495,345,348
Georgia 2.7%
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,045,226
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	30,000,000	36,284,100
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,399,600
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
12/01/28	1,470,000	1,188,539

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series C, 5.70%, 1/01/43	$55,000,000	$58,675,100
Series E, 7.00%, 1/01/23	25,000,000	28,687,500
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured,
5.00%, 6/15/40	2,000,000	2,163,040
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care
System Project, ETM,
6.25%, 10/01/18	3,990,000	4,447,852
6.375%, 10/01/28	8,000,000	10,236,640
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	5,060,000
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding,
5.125%, 3/01/37	6,500,000	6,021,730
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,
9/15/25	5,000,000	5,953,950
9/15/27	4,000,000	4,808,040
9/15/28	10,000,000	12,029,400
Richmond County Development Authority Environmental Improvement Revenue, International
Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,946,890
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33	4,865,000	5,523,089
		223,470,696
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	5,595,000	6,029,284
Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,696,175
		14,725,459
Idaho 0.6%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	14,510,125
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	15,177,945
Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,513,950
		52,202,020
Illinois 5.6%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,184,000	2,770,526
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35	19,800,000	7,147,800
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,906,401
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,017
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured,
6.625%, 10/01/43	5,250,000	6,521,445
Cary Special Tax, Special Service Area No. 2, Refunding, Radian Insured, 5.00%, 3/01/30	3,025,000	3,028,418
Chicago Board of Education GO, Series A, 5.50%, 12/01/39	6,500,000	6,872,775
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,201,250
General Airport, third lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,744,750
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,311,815
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,490,113

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	$11,000,000	$12,191,740
5.00%, 12/01/44	31,260,000	34,471,965
Chicago Wastewater Transmission Revenue, Project, second lien, 4.00%, 1/01/42	5,000,000	4,830,250
Cook County GO, Refunding,
Series A, 5.25%, 11/15/33	8,720,000	9,446,899
Series C, 5.00%, 11/15/29	34,555,000	38,193,296
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,
10/01/39	15,350,000	16,251,812
5/01/40	10,415,000	11,062,396
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding,
5.375%, 8/15/28	8,595,000	8,595,000
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,144,370
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,727,565
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,805,625
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	16,482,080
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,570,000
Roosevelt University Project, Refunding, 6.25%, 4/01/29	2,500,000	2,639,575
Roosevelt University Project, Refunding, 6.50%, 4/01/39	19,430,000	20,667,497
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,803,800
Sherman Health Systems, Series A, 5.50%, 8/01/37	17,240,000	18,857,802
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,054,150
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,985,750
Illinois State GO,
5.25%, 7/01/29	15,000,000	16,312,050
5.25%, 7/01/31	5,000,000	5,395,000
5.50%, 7/01/38	5,000,000	5,371,850
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, AGMC Insured,
zero cpn., 6/15/45	18,100,000	3,982,181
Capital Appreciation, McCormick Place Expansion Project, Series A, NATL Insured, zero cpn.,
6/15/35	10,000,000	3,792,900
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	11,402,038
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,121,025
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage
Systems Alternate Revenue Source, Refunding, XLCA Insured, 5.00%, 1/01/39	3,000,000	3,063,810
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
3/01/34	7,466,000	7,551,934
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,535,860
Refunding, 6.00%, 6/01/28	24,650,000	28,787,995
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
6.00%, 3/01/33	4,244,000	4,314,026
6.625%, 3/01/33	5,021,000	5,067,645
Yorkville United City Special Service Area Special Tax,
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	3,998,000	3,696,871
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,229,000	4,071,047
		466,248,114

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Indiana 1.5%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	$7,220,000	$7,447,141
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group,
5.25%, 8/01/36	5,000,000	5,230,700
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32	10,000,000	10,416,000
Indiana Health and Educational Facility Financing Authority Hospital Revenue, Community
Foundation of Northwest Indiana Obligated Group, 5.50%, 3/01/37	8,000,000	8,472,720
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana,
Refunding, 5.25%, 11/15/35	12,000,000	12,170,160
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,470,250
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,748,875
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,705,800
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,268,250
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Series A, 4.00%, 10/01/42	22,620,000	22,962,919
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%,
1/01/39	4,000,000	4,540,480
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C,
NATL Insured,
5.60%, 11/01/16	10,000,000	10,811,700
5.85%, 4/01/19	5,000,000	5,712,800
		125,957,795
Iowa 0.5%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University
Project, Refunding, 6.00%, 9/01/39	11,000,000	11,256,630
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	31,705,381
		42,962,011
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,997,688
Kentucky 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health
System Inc., Refunding, Series A, 6.50%, 3/01/45	18,330,000	20,789,336
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville
Arena Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,272,850
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue, Downtown
Crossing Project, zero cpn. to 6/30/23,
6.60% thereafter, 7/01/39	10,000,000	6,651,100
6.75% thereafter, 7/01/43	5,000,000	3,281,750
Louisville/Jefferson County Metro Government College Revenue, Improvement, Bellarmine
University Inc. Project,
5.625%, 5/01/29	5,555,000	5,947,627
6.125%, 5/01/39	5,000,000	5,389,050
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and
St. Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,618,875
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	9,634,065

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	$8,000,000	$9,167,440
5.375%, 6/01/40	10,000,000	10,907,300
		90,659,393
Louisiana 2.7%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,165,015
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp.
Projects,
6.75%, 11/01/32	41,250,000	45,994,575
Series A, 6.50%, 8/01/29	9,000,000	10,372,410
Series A-2, 6.50%, 11/01/35	8,000,000	9,242,080
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, 6.75%, 7/01/39	10,000,000	11,478,600
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,544,000
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,859,000
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,230,325
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,459,300
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,517,900
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	56,075,000	58,914,077
Tobacco Settlement FICO Revenue, Tobacco Settlement Asset-Backed, Refunding, Series A,
5.25%, 5/15/35	1,000,000	1,069,760
		221,847,042
Maine 0.2%
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical
Center Issue,
6.75%, 7/01/36	4,250,000	4,690,725
7.00%, 7/01/41	10,000,000	11,119,100
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,860,048
		20,669,873
Maryland 0.6%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,364,770
Maryland State Community Development Administration Department of Housing and CDR,
Housing, Series A, 5.875%, 7/01/16	260,000	260,278
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore Facility,
Refunding, 5.75%, 9/01/25	8,600,000	9,437,984
[b]Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien,
Refunding,
Series A, 5.00%, 12/01/16	2,500,000	1,125,000
Series A, 5.00%, 12/01/31	10,000,000	4,500,000
Series B, 5.00%, 12/01/16	400,000	180,000
Series B, 5.25%, 12/01/31	2,000,000	900,000
Maryland State EDC, EDR, Series A, 5.75%, 6/01/35	13,070,000	13,935,234
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,630,690
Edenwald Issue, Series A, 5.40%, 1/01/37	1,200,000	1,232,412
Washington County Hospital Issue, 6.00%, 1/01/43	6,000,000	6,188,640
		48,755,008

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts 1.2%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37	$15,000,000	$15,488,100
General Transportation System, Series A, 7.00%, 3/01/21	775,000	961,527
General Transportation System, Series A, ETM, 7.00%, 3/01/21	735,000	803,958
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Community Issue, first mortgage, 5.60%, 7/01/19	585,000	585,649
Berkshire Retirement Community Issue, first mortgage, 5.625%, 7/01/29	1,620,000	1,621,118
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,467,305
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,154,820
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,465,642
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put
5/01/19, Pre-Refunded, 5.75%, 12/01/42	3,700,000	4,505,453
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding,
Series K, 5.25%, 7/01/29	10,000,000	10,773,000
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	11,247,025
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE,
FGIC Insured, 5.50%, 1/01/34	35,000,000	44,483,600
		99,557,197
Michigan 5.4%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	18,182,604
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	24,827,810
Detroit Sewage Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,849,395
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,094,800
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,023,190
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,705,650
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,709,080
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,641,450
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,171,710
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,580,102
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group,
Series A, Pre-Refunded, 5.00%, 8/15/38	5,250,000	5,922,158
Michigan State Building Authority Revenue, Facilities Program, Refunding,
Series I, 6.00%, 10/15/38	6,000,000	6,987,000
Series II-A, 5.375%, 10/15/41	10,000,000	11,305,700
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,600,000	29,969,184
[f]Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	10,754,800
[f]Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%,
7/01/33	3,000,000	3,216,390
[f]Local Government Loan Program, Refunding, senior lien, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,319,000
[f]Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/30	9,000,000	9,331,920
[f]Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/34	10,000,000	10,225,300
[f]Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/29	11,000,000	11,449,900

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Finance Authority Revenue, (continued)
[f]Local Government Loan Program, senior lien, Series C-1, 5.00%, 7/01/44	$10,000,000	$10,292,900
[f]Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	10,465,700
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,460,900
Michigan State Hospital Finance Authority Revenue,
Marquette General Hospital Obligated Group, Series A, Pre-Refunded, 5.00%, 5/15/34	6,000,000	6,200,100
MidMichigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,668,856
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,750,509
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	28,860,000	32,186,404
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed,
Senior Series A, 6.00%,
6/01/34	2,500,000	2,091,800
6/01/48	10,000,000	7,943,600
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated
Group,
Refunding, Series D, 5.00%, 9/01/39	42,095,000	45,983,315
Refunding, Series W, 6.00%, 8/01/39	33,120,000	36,728,755
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	25,869,600
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Series B,
BAM Insured, 5.00%, 12/01/39	5,500,000	6,084,815
		445,994,397
Minnesota 0.4%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,931,160
6.75%, 11/15/32	6,250,000	7,361,937
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview
Health Services, Refunding, Series A, 6.375%, 11/15/29	175,000	175,676
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%, 11/15/35	10,000,000	10,457,100
		30,925,873
Mississippi 0.7%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	18,875,000	22,599,037
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%, 9/01/31	20,000,000	20,855,200
6.50%, 9/01/32	10,000,000	11,171,700
5.80%, 5/01/34	7,000,000	7,838,670
		62,464,607
Missouri 0.4%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, 6.00%, 1/01/39	11,000,000	11,924,220
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	8,029,140
6.625%, 7/01/34	3,000,000	3,538,140
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%,
9/01/42	7,000,000	7,009,100
		30,500,600

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Nevada 0.5%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	$1,320,000	$1,143,859
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	849,487
Local ID No. 142, Mountain’s Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,535,000	1,637,292
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	720,000	691,423
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,345,000	2,102,879
Henderson GO, Refunding, Series A, 4.00%,
6/01/33	5,240,000	5,572,635
6/01/34	4,230,000	4,482,742
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,022,470
Henderson Local ID Special Assessment,
No. T-4(C), Green Valley Properties, Limited Obligation, Refunding, Series A, 5.90%,
11/01/18	2,965,000	2,971,997
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%, 3/01/16	1,340,000	1,332,965
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	950,000	937,755
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	945,000	927,886
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,425,000	1,372,603
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,515,000	1,406,193
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/15	675,000	687,359
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	705,000	724,895
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,290,000	1,327,823
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,693,925
		43,886,188
New Hampshire 0.2%
[a]New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace Issue,
7.50%, 7/01/24	11,350,000	11,353,178
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group,
Series A, 6.125%, 10/01/39	5,000,000	5,355,450
		16,708,628
New Jersey 3.0%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A,
5.75%, 1/01/40	5,000,000	5,598,650
New Jersey EDA Revenue, Montclair State University Student Housing Project, Provident Group,
Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,479,050
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
4.875%, 9/15/19	19,840,000	20,368,935
5.125%, 9/15/23	19,800,000	20,905,236
5.25%, 9/15/29	37,900,000	39,945,463
New Jersey Health Care Facilities Financing Authority Revenue,
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn.,
7/01/33	57,680,000	22,514,811
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn.,
7/01/34	52,330,000	19,376,229
St. Joseph’s Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	29,425,278
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/35	6,000,000	2,191,200
Capital Appreciation, Transportation System, Series C, zero cpn., 12/15/31	23,650,000	10,723,147

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue, (continued)
Transportation System, Series A, 6.00%, 12/15/38	$35,705,000	$41,968,014
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	23,481,243
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	11,060,400
		253,037,656
New Mexico 1.9%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,
Series B, 5.90%, 6/01/40	58,000,000	64,226,300
Series C, 5.90%, 6/01/40	18,435,000	20,413,997
Series D, 5.90%, 6/01/40	53,520,000	59,265,372
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	4,000,000	3,952,320
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
Series A, Radian Insured, Pre-Refunded,
5.25%, 7/01/30	4,360,000	4,535,098
5.00%, 7/01/35	3,470,000	3,602,207
		155,995,294
New York 3.5%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	12,500,000	14,567,625
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	363,359
1/15/22	649,658	540,645
MTA Revenue, Transportation,
Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,811,486
Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,113,900
Series A, 5.00%, 11/15/41	15,500,000	17,008,460
Series E, 5.00%, 11/15/33	10,000,000	11,389,700
New York City GO,
Refunding, Series H, 6.25%, 8/01/15	5,000	5,022
Refunding, Series H, 6.125%, 8/01/25	5,000	5,020
Series F, 7.50%, 2/01/21	5,000	5,025
Series G, 7.50%, 2/01/22	5,000	5,025
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%,
6/01/20	4,275,000	4,269,785
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	35,254,683
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	16,549,200
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,593,540
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at
One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,905,925
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%,
10/01/35	65,000,000	77,842,700
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional
Medical Center,
6.125%, 12/01/29	16,000,000	17,011,520
6.25%, 12/01/37	30,000,000	31,531,500
The Port Authority of New York and New Jersey Special Project Revenue, Continental Airlines Inc.,
Eastern Project, La Guardia, 9.125%, 12/01/15	9,840,000	9,838,918
		293,613,038

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina 0.8%
Albemarle Hospital Authority Health Care Facilities Revenue, Pre-Refunded, 5.25%, 10/01/27	$4,500,000	$5,135,085
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,475,851
International Paper Co. Projects, Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,541,080
North Carolina Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,620,750
Pennybyrn at Maryfield Project, Series A, 5.75%, 10/01/23	3,625,000	3,662,772
Pennybyrn at Maryfield Project, Series A, 6.00%, 10/01/23	2,500,000	2,532,525
Pennybyrn at Maryfield Project, Series A, 5.65%, 10/01/25	2,000,000	2,014,600
Pennybyrn at Maryfield Project, Series A, 6.125%, 10/01/35	21,750,000	21,897,900
North Carolina Medical Care Commission Retirement Facilities Revenue, The United Methodist
Retirement Homes Project, first mortgage, Refunding, Series C,
5.25%, 10/01/24	920,000	931,758
5.50%, 10/01/32	1,600,000	1,615,536
[f]North Carolina State Medical Care Commission Retirement Facilities Revenue, First Mortgage
Galloway Ridge, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,733,736
		63,161,593
Ohio 1.9%
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding,
Series A, 5.00%, 2/15/38	22,285,000	23,999,162
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,027,500
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current Interest
Turbo Term Bond, Series A-2, 5.75%, 6/01/34	5,000,000	4,000,850
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	11,023,200
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%,
6/15/43	10,000,000	10,351,400
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,
6.50%, 1/01/41	4,970,000	5,723,850
6.625%, 1/01/46	2,500,000	2,873,900
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,825,000	6,485,205
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Refunding and
Improvement, 5.25%, 5/15/26	2,750,000	2,905,430
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,519,650
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23,
5.75% thereafter, 2/15/35	35,000,000	27,491,100
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
2/15/38	17,000,000	18,243,040
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System Obligated Group
Project, Refunding and Improvement, 6.00%, 12/01/42	12,000,000	12,280,440
		154,924,727
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness
Village Community, Refunding, 5.75%, 1/01/37	5,000,000	5,115,650
Oregon 0.2%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,828,100
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,
5.00%, 5/15/22	1,000,000	1,073,860
5.75%, 5/15/27	1,000,000	1,089,310

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding, (continued)
5.625%, 5/15/32	$1,000,000	$1,058,430
6.00%, 5/15/42	3,100,000	3,310,056
6.00%, 5/15/47	2,000,000	2,128,940
		14,488,696
Pennsylvania 1.2%
Allegheny County Higher Education Building Authority University Revenue, Carlow University
Project, Refunding,
6.75%, 11/01/31	1,215,000	1,373,485
7.00%, 11/01/40	2,000,000	2,259,860
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	13,159,680
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	11,805,000	11,817,041
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	1,048,870
6.50%, 7/01/40	3,000,000	3,130,560
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.50%, 8/15/40	15,000,000	15,802,500
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter,
6/01/33	5,000,000	5,780,100
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to
11/30/28, 5.75% thereafter, 12/01/37	20,000,000	11,244,600
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to
12/01/28, 5.875% thereafter, 12/01/40	25,075,000	13,864,469
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,488,400
		101,969,565
Rhode Island 0.2%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
Care New England Issue, Refunding, Series A, 6.00%, 9/01/33	7,320,000	7,833,937
Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,539
Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,120,860
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,704,600
		19,064,936
South Carolina 1.0%
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of
Calhoun County Project, Radian Insured, 5.00%, 12/01/26	7,540,000	7,769,895
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of
Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,044,500
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project,
Series A, 6.50%, 4/01/42	10,000,000	11,469,000
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	59,490,143
		80,773,538
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health
Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	10,712,718
7/01/28	19,400,000	10,178,792
7/01/29	19,365,000	9,585,675
7/01/30	19,370,000	8,948,359

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding and Improvement, Series A, zero cpn.,
1/01/37	$12,760,000	$3,883,506
1/01/39	13,755,000	3,736,546
Knox County Health Educational and Housing Facility Board Revenue, University Health System
Inc., Refunding, 5.25%, 4/01/36	23,475,000	24,081,359
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,843,100
7/01/24	3,500,000	4,090,170
		81,060,225
Texas 7.6%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding,
Series B, 5.75%, 1/01/34	15,750,000	16,105,635
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue,
Obligated Group, St. Joseph Regional Health Center, 5.50%, 1/01/38	5,250,000	5,467,822
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	11,504,400
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	1,082,190
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	799,925
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	726,262
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	724,892
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,621,637
senior lien, Refunding, 5.75%, 1/01/31	2,500,000	2,813,525
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	8,982,274
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	27,560,182
Dallas/Fort Worth International Airport Revenue, Joint Improvement,
Series A, 5.00%, 11/01/42	12,000,000	13,058,160
Series A, 5.00%, 11/01/45	50,000,000	54,178,000
Series B, 5.00%, 11/01/44	11,385,000	12,435,266
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project,
Series A, 7.25%, 8/15/38	15,000,000	17,985,750
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Road Revenue, sub. lien,
4.00%, 3/01/46	8,000,000	8,134,800
Grand Parkway Transportation Corp. System Toll Revenue,
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,058,250
Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	7,232,300
Harris County Cultural Education Facilities Finance Corp. Revenue, first mortgage, Brazos
Presbyterian Homes Inc. Project, Series B, 7.00%,
1/01/43	3,000,000	3,384,630
1/01/48	5,250,000	5,904,150
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	17,072,370
Houston Airport System Revenue, United Airlines Inc. Terminal E Project, Refunding, 4.75%,
7/01/24	15,000,000	15,706,950
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Refunding and Improvement, 6.25%, 2/15/37	5,000,000	5,616,350
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	11,478,900

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Semiannual Report | 107

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
[f]Mesquite Health Facilities Development Corp., Christian Care Centers Inc. Project, Refunding,
5.00%, 2/15/36	$1,000,000	$1,003,710
5.125%, 2/15/42	1,750,000	1,756,458
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside
Ministries Project, 6.50%, 1/01/43	4,350,000	4,667,028
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,357,870
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to
1/01/15, 6.50% thereafter, 1/01/43	25,000,000	30,368,000
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,341,200
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	23,483,750
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter,
9/01/43	10,000,000	8,228,900
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,113,290
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,532,375
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	33,314,100
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,808,600
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	13,010,002
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	17,165,400
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	22,216,200
Red River Health Facilities Development Corp. First Mortgage Revenue,
Eden Home Project, 7.25%, 12/15/42	11,000,000	11,029,040
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,536,180
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	1,920,320
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention
Center Refinancing and Expansion Project, 4.00%,
9/15/33	7,910,000	8,151,176
9/15/35	4,365,000	4,436,979
9/15/42	41,000,000	41,223,450
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources
System, Refunding, 5.00%, 11/15/40	15,225,000	16,637,423
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue, 5.00%,
12/15/30	25,000,000	27,205,500
12/15/31	24,500,000	26,516,350
12/15/32	10,000,000	10,771,500
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A,
5.00%, 8/15/41	5,000,000	5,404,600
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation,
AMBAC Insured, zero cpn., 8/15/32	51,000,000	17,452,710
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.375%, 11/01/37	8,000,000	8,116,400
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,564,675
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman
Project, 6.00%, 11/01/41	9,350,000	10,301,736
		634,269,542

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Virginia 0.9%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43	$17,575,000	$19,629,342
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates Project,
Refunding, 6.00%, 4/01/33	9,500,000	9,516,815
Tobacco Settlement FICO Revenue,
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	1,060,000	1,101,446
Capital Appreciation, Second Subordinate, Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,402,000
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC
Project, senior lien,
6.00%, 1/01/37	8,000,000	8,900,640
5.50%, 1/01/42	35,790,000	38,248,057
		78,798,300
Washington 2.4%
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,606,377
6/01/39	16,250,000	18,470,888
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,286,427
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	13,515,000	16,873,748
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
12/01/32	2,000,000	2,188,020
12/01/35	5,355,000	5,790,951
[a]Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 9.50%, 8/01/25	14,000,000	14,622,020
Washington State GO,
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	20,117,267
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	20,113,490
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 7.00%, 7/01/39	8,500,000	9,744,655
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,360,625
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,153,480
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,790,010
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	334,429
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,806,000
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding, 5.625%, 10/01/40	5,235,000	5,602,235
		196,860,622
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply
Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,099,322
Kanawha County Commission Student Housing Revenue, West Virginia University Foundation
Project, 6.75%, 7/01/45	6,650,000	7,302,365
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	24,250,000	24,906,448
		47,308,135

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Semiannual Report | 109

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Wisconsin 0.6%
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	$15,000,000	$18,108,450
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,180,350
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,008,700
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,779,400
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,478,050
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative,
Series A, NATL Insured, 5.50%, 12/01/40	6,755,000	7,367,746
		50,922,696
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork
Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,145,260
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,494,620
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,
6.25%, 7/01/31	600,000	672,288
6.50%, 7/01/43	1,600,000	1,780,176
Wyoming Municipal Power Agency Power Supply System Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,516,050
5.50%, 1/01/33	2,360,000	2,636,474
5.50%, 1/01/38	2,810,000	3,099,964
5.375%, 1/01/42	2,750,000	3,017,245
		25,362,077
U.S. Territories 7.1%
Guam 1.3%
Guam Government Department of Education COP, John F. Kennedy High School Project, Series A,
6.625%, 12/01/30	5,065,000	5,644,588
6.875%, 12/01/40	4,000,000	4,458,680
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	7,321,617
Refunding, Series A, 5.25%, 11/15/37	37,000,000	37,159,100
Series A, 6.00%, 11/15/19	8,000,000	8,782,880
Series A, 6.75%, 11/15/29	10,000,000	11,263,200
Series A, 7.00%, 11/15/39	15,000,000	17,046,450
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40	4,000,000	4,358,400
Pre-Refunded, 6.00%, 7/01/25	4,000,000	4,193,200
Pre-Refunded, 5.875%, 7/01/35	8,000,000	8,378,160
		108,606,275
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	6,240,000	6,260,779
Puerto Rico 5.1%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	11,500,000	10,542,050
5.625%, 5/15/43	4,000,000	3,575,480

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franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/26	$4,450,000	$3,571,704
5.75%, 7/01/28	7,125,000	5,587,140
5.50%, 7/01/39	24,830,000	18,933,868
5.75%, 7/01/41	15,000,000	11,440,050
[c]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	14,720,616
Series A, 7.25%, 7/01/30	25,000,000	13,815,500
Series A, 6.75%, 7/01/36	29,750,000	16,264,622
Series A, 7.00%, 7/01/43	5,000,000	2,722,000
Series WW, 5.50%, 7/01/38	16,355,000	8,921,489
Series XX, 5.75%, 7/01/36	8,620,000	4,709,278
Series XX, 5.25%, 7/01/40	59,030,000	32,177,843
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	11,865,000	10,803,557
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	15,000,000	11,518,350
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	93,125,000	49,356,250
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/33	12,150,000	2,463,534
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	727,120
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/36	17,800,000	2,714,856
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	60,970,000	48,107,769
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	36,500,000	21,301,035
Capital Appreciation, Sub Series A, zero cpn., 8/01/34	59,465,000	10,809,548
first subordinate, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/43	10,000,000	7,513,400
first subordinate, Series A, 5.50%, 8/01/42	61,560,000	49,224,607
first subordinate, Series A, 6.00%, 8/01/42	32,365,000	27,310,882
first subordinate, Series A, 6.50%, 8/01/44	14,750,000	12,967,905
first subordinate, Series C, 5.50%, 8/01/40	25,000,000	19,699,250
		421,499,703
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	612,104
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,644,660
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,486,389
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,088,800
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,204,455
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B,
5.25%, 10/01/29	5,750,000	6,349,207
		51,385,615
Total U.S. Territories		587,752,372
Total Municipal Bonds before Short Term Investments
(Cost $7,070,854,753)		7,735,777,953

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 1.9%
Municipal Bonds 1.9%
Connecticut 0.2%
[g]Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue,
Series V-1, Daily VRDN and Put, 0.03%, 7/01/36	$18,140,000	$18,140,000
Florida 0.6%
[g]Gainesville City Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.03%,
10/01/42	50,270,000	50,270,000
Georgia 0.5%
[g]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding,
First Series, Daily VRDN and Put, 0.05%, 7/01/49	41,720,000	41,720,000
Maryland 0.3%
[g]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A,
Daily VRDN and Put, 0.04%, 6/01/26	23,785,000	23,785,000
North Carolina 0.3%
[g]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Series H, Daily VRDN and Put, 0.02%, 1/15/45	29,485,000	29,485,000
Total Short Term Investments (Cost $163,400,000)		163,400,000
Total Investments (Cost $7,234,254,753) 95.0%		7,899,177,953
Other Assets, less Liabilities 5.0%		411,697,532
Net Assets 100.0%		$8,310,875,485

See Abbreviations on page 162.

aSecurity has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2014, the aggregate value of these securities was $44,006,429, representing 0.53% of net assets.
bSee Note 6 regarding defaulted securities.
cAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eThe Internal Revenue Service is examining the bond and has proposed that the income generated by the bond is taxable. The issuer of the bond is seeking relief under
IRS procedures. Until the matter is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust’s management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.
fSecurity purchased on a when-issued basis. See Note 1(b).
gVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

112 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Insured Tax-Free Income Fund

	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.02	$12.63	$12.37	$11.39	$11.88	$11.20
Income from investment operations[b]:
Net investment income[c]	0.25	0.47	0.45	0.50	0.51	0.52
Net realized and unrealized gains (losses)	0.35	(0.62)	0.24	1.00	(0.49)	0.68
Total from investment operations	0.60	(0.15)	0.69	1.50	0.02	1.20
Less distributions from net investment
income	(0.25)	(0.46)	(0.43)	(0.52)	(0.51)	(0.52)
Net asset value, end of period	$12.37	$12.02	$12.63	$12.37	$11.39	$11.88

Total return[d]	5.03%	(1.10)%	5.69%	13.40%	0.13%	10.93%

Ratios to average net assets[e]
Expenses	0.61%	0.60%	0.62%	0.62%	0.63%	0.63%
Net investment income	4.04%	3.94%	3.57%	4.25%	4.30%	4.46%

Supplemental data
Net assets, end of period (000’s)	$1,833,520	$1,880,628	$2,552,174	$2,312,711	$2,100,666	$2,134,949
Portfolio turnover rate	— %	1.61%	11.01%	7.08%	17.09%	5.21%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Insured Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.18	$12.79	$12.52	$11.53	$12.01	$11.31
Income from investment operations[b]:
Net investment income[c]	0.22	0.41	0.38	0.44	0.45	0.46
Net realized and unrealized gains (losses)	0.36	(0.63)	0.25	1.00	(0.49)	0.70
Total from investment operations	0.58	(0.22)	0.63	1.44	(0.04)	1.16
Less distributions from net investment
income	(0.22)	(0.39)	(0.36)	(0.45)	(0.44)	(0.46)
Net asset value, end of period	$12.54	$12.18	$12.79	$12.52	$11.53	$12.01

Total return[d]	4.75%	(1.63)%	5.12%	12.72%	(0.36)%	10.41%

Ratios to average net assets[e]
Expenses	1.17%	1.16%	1.17%	1.17%	1.18%	1.18%
Net investment income	3.48%	3.38%	3.02%	3.70%	3.75%	3.91%

Supplemental data
Net assets, end of period (000’s)	$318,283	$333,816	$547,371	$455,584	$385,479	$339,444
Portfolio turnover rate	— %	1.61%	11.01%	7.08%	17.09%	5.21%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

114 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Insured Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.01	$12.62	$12.36	$11.39	$11.88	$11.20
Income from investment operations[b]:
Net investment income[c]	0.25	0.48	0.46	0.51	0.52	0.53
Net realized and unrealized gains (losses)	0.36	(0.62)	0.25	0.99	(0.49)	0.69
Total from investment operations	0.61	(0.14)	0.71	1.50	0.03	1.22
Less distributions from net investment
income	(0.25)	(0.47)	(0.45)	(0.53)	(0.52)	(0.54)
Net asset value, end of period	$12.37	$12.01	$12.62	$12.36	$11.39	$11.88

Total return[d]	5.16%	(1.01)%	5.80%	13.42%	0.23%	11.04%

Ratios to average net assets[e]
Expenses	0.52%	0.51%	0.52%	0.52%	0.53%	0.53%
Net investment income	4.13%	4.03%	3.67%	4.35%	4.40%	4.56%

Supplemental data
Net assets, end of period (000’s)	$51,795	$46,589	$72,179	$62,000	$21,855	$9,408
Portfolio turnover rate	— %	1.61%	11.01%	7.08%	17.09%	5.21%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Insured Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.2%
Alabama 4.6%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$22,268,600
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,558,000
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A,
Assured Guaranty, 5.00%,
8/01/30	5,250,000	5,920,530
8/01/37	5,000,000	5,497,800
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,964,313
10/01/25	6,065,000	6,156,885
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty,
5.125%, 4/01/38	10,865,000	11,562,207
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	9,392,201
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded,
5.00%, 5/15/35	3,665,000	3,788,547
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	995,000	1,042,909
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,305,342
XLCA Insured, Pre-Refunded, 5.00%, 2/01/24	25,000	26,654
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,946,650
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	5,000,000	5,713,350
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured,
5.00%, 9/01/41	5,000,000	5,145,000
		102,288,988
Alaska 0.5%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%,
7/01/21	5,000	5,018
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,833,800
		11,838,818
Arizona 2.9%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,755,960
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,111,400
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,452,650
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,776,880
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%,
7/01/36	6,450,000	6,520,434
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured,
ETM, 7.00%, 12/01/16	300,000	317,355
Pima County Sewer System Revenue, Obligations, Assured Guaranty, 5.00%, 7/01/25	7,000,000	8,053,500
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	13,038,960
		63,027,139

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arkansas 0.4%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement,
XLCA Insured, 5.00%, 10/01/35	$5,230,000	$5,497,201
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville Campus,
AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,430,247
		8,927,448
California 10.2%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	1,250,000	1,254,425
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,072
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	35,771,100
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	21,679,189
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,964,564
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,933,490
Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,956,050
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,916,100
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A,
Assured Guaranty, 5.375%, 8/01/34	10,000,000	11,105,100
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%,
8/01/35	23,800,000	26,158,104
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	35,790,889
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,619,000
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding,
Assured Guaranty, 5.75%, 8/01/29	13,315,000	15,255,528
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
NATL Insured, 5.25%, 1/15/30	4,000,000	4,001,040
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/22	10,000,000	10,538,500
Val Verde USD, COP, School Construction Project,
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,684,486
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	833,022
		225,480,659
Colorado 3.1%
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE,
FGIC Insured,
5.00%, 3/01/37	1,350,000	1,423,670
Pre-Refunded, 5.00%, 3/01/37	8,650,000	9,624,076
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,091,200
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,669,800
Denver City and County Airport System Revenue, Series C, NATL Insured,
ETM, 6.125%, 11/15/25	3,590,000	4,677,052
Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,422,304
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/35	15,000,000	15,225,750
		67,133,852

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Semiannual Report | 117

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program,
Series G, Assured Guaranty, 6.00%, 7/01/38	$5,000,000	$5,460,450
District of Columbia 0.9%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Sub Series 1,
AGMC Insured, 5.45%, 7/15/35	18,770,000	20,408,809
Florida 6.3%
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
8/01/32	12,440,000	12,986,365
8/01/37	13,000,000	13,439,790
Broward County HFAR,
5.65%, 11/01/22	405,000	405,417
5.70%, 11/01/29	225,000	225,176
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured,
5.00%, 7/01/30	2,000,000	2,058,980
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,081,480
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	90,000	90,304
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,891,531
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,585,700
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A,
NATL Insured, 5.00%, 2/01/37	10,000,000	10,296,600
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,601,184
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
8/01/25	2,000,000	2,006,740
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,174,035
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured,
5.00%, 7/01/26	1,670,000	1,720,083
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	355,000	356,335
Lake County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	2,080,000	2,154,422
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,680,590
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,530,693
4/01/37	11,000,000	11,260,920
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,576,265
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,665,013
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
AGMC Insured, 5.50%, 11/15/42	3,800,000	4,116,122
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,008,040
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,683,272
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,509,590
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%,
7/01/33	2,000,000	2,071,960
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured,
5.00%, 6/01/31	1,650,000	1,679,931
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL RE,
FGIC Insured, 5.00%, 5/01/25	5,000,000	5,469,400
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System,
Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,657,860

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Pembroke Pines Public Improvement Revenue,
Series A, AMBAC Insured, 5.00%, 10/01/29	$2,000,000	$2,007,260
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,007,260
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,708
Polk County Public Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,000,000	2,118,460
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
10/01/30	1,000,000	1,003,630
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,843,487
Port St. Lucie Utility System Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,433,893
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%,
11/01/15	245,000	264,181
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,023,598
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,294,983
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/27	1,000,000	1,010,810
10/01/30	1,485,000	1,497,771
		139,100,839
Georgia 5.0%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty,
5.75%, 6/15/41	5,550,000	6,382,778
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	10,011,360
Atlanta Water and Wastewater Revenue,
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,078,900
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	25,661,560
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%, 10/01/14	545,000	547,431
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,285,707
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,065
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,261,733
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC
Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,904,992
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,980,225
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty,
5.75%, 6/15/41	10,000,000	11,358,100
		110,487,851
Illinois 8.1%
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	13,491,215
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	31,745,640
1/01/29	13,345,000	14,116,341
1/01/30	6,200,000	6,546,146
Chicago O’Hare International Airport Revenue,
General, third lien, Series C, AGMC Insured, 5.25%, 1/01/35	26,635,000	28,893,648
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	27,290,396
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,135,120
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,071,115

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	$4,000,000	$4,378,600
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,470,370
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,925,600
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	265,000	312,880
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District,
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,268,590
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding,
AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,420,543
		178,066,204
Indiana 0.6%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health
Services Inc. Obligated Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	4,011,900
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,410,767
		13,422,667
Kentucky 0.5%
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A,
NATL Insured, 5.00%, 9/01/37	10,000,000	10,821,500
Louisiana 2.7%
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities, Housing and Package
Project, Assured Guaranty,
5.00%, 10/01/25	5,500,000	6,240,575
5.50%, 10/01/41	15,000,000	16,550,850
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,953,445
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,240,734
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2,
Assured Guaranty, 6.75%, 6/01/26	21,000,000	24,669,330
		59,654,934
Maine 1.1%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	12,620,000	13,761,605
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,258,960
5.00%, 1/01/40	6,000,000	6,403,440
		23,424,005
Maryland 0.4%
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,330,210
University of Maryland Medical System Issue, Series B, NATL RE, FGIC Insured, 7.00%,
7/01/22	170,000	205,161
		9,535,371

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts 2.6%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue,
NATL Insured, 5.00%, 9/01/47	$25,050,000	$26,072,291
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	878,243
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	22,498,404
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,005,160
Simmons College Issue, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,274,015
		56,728,113
Michigan 8.1%
Birmingham City School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,
11/01/33	8,135,000	8,198,046
Detroit GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	12,033,416
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	15,115,950
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,906,714
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,160,700
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,507,800
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,657,300
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	7,166,086
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,154,466
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding,
Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	16,103,850
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	30,587,380
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,585,700
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	13,093,080
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	29,241,250
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control
Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	316,843
		178,828,581
Minnesota 0.7%
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding,
Series A, AMBAC Insured, 5.00%, 1/01/35	15,000,000	15,187,950
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview
Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,553
		15,368,503
Mississippi 0.5%
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A,
XLCA Insured, 5.00%, 3/01/36	10,915,000	11,190,931
Missouri 1.0%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,461,280
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Health
System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,356,450
		22,817,730

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured,
ETM, 6.70%, 6/01/22	$2,115,000	$2,572,200
Nevada 1.5%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	287,530
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport,
Series A,
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,451,900
Assured Guaranty, 5.25%, 7/01/39	20,000,000	21,858,600
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured,
5.375%, 6/01/39	5,000,000	5,275,750
		32,873,780
New Hampshire 0.3%
Manchester GARB, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,400,320
New Jersey 2.1%
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,463,938
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,318,850
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,008,040
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	9,620,000	11,307,444
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,547,245
New Jersey State Turnpike Authority Turnpike Revenue, Series C, AMBAC Insured,
6.50%, 1/01/16	35,000	37,818
ETM, 6.50%, 1/01/16	20,000	21,655
ETM, 6.50%, 1/01/16	15,000	16,231
Pre-Refunded, 6.50%, 1/01/16	75,000	77,021
		46,798,242
New York 5.4%
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	17,722,487
MTA Revenue, Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	22,150,400
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
General Resolution, Refunding,
Series AA, 5.00%, 6/15/44	21,550,000	23,717,283
Series GG, 5.00%, 6/15/43	25,000,000	27,514,250
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1,
Sub Series S-1A, 5.25%, 7/15/37	25,000,000	28,249,750
		119,354,170
North Carolina 0.4%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,832,586
North Dakota 1.5%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D,
Assured Guaranty, 5.00%, 2/15/40	31,970,000	33,093,426
Ohio 3.0%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,595,160
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,092,325
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE,
FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	4,085,000	4,231,161

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project,
Refunding, Assured Guaranty, 5.25%, 11/15/40	$15,000,000	$15,985,200
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A,
AGMC Insured, 5.00%, 1/15/41	7,000,000	7,483,840
Reynoldsburg City School District GO, School Facilities Construction and Improvement,
AGMC Insured, 5.00%, 12/01/31	4,000,000	4,033,720
		66,421,406
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	280,000	315,090
Oregon 0.2%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty,
5.00%, 8/15/40	4,935,000	5,207,165
Pennsylvania 5.8%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,614,150
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,
12/01/33	5,500,000	6,123,865
12/01/37	10,520,000	11,577,681
12/01/41	5,110,000	5,596,318
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project,
Assured Guaranty, Pre-Refunded,
5.875%, 11/15/29	1,000,000	1,011,280
6.125%, 11/15/39	3,000,000	3,035,340
6.25%, 11/15/44	2,500,000	2,530,050
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,357,650
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,762,650
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
9/01/19	500,000	596,330
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,319,200
Pennsylvania State Turnpike Commission Turnpike Revenue,
AGMC Insured, 6.00%, 12/01/41	10,000,000	10,803,500
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,235,900
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,685,700
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%,
8/01/32	4,000,000	4,007,720
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,641,690
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	25,000	25,000
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding,
Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	16,158,300
		127,082,324
Rhode Island 1.7%
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System,
NATL Insured, 5.80%, 9/01/22	7,785,000	7,792,863
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project,
CIFG Insured, 5.00%, 7/01/31	5,720,000	5,834,915

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, Board
of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B,
AGMC Insured, 5.00%,
9/15/30	$7,535,000	$8,369,426
9/15/35	4,500,000	4,928,085
9/15/40	10,270,000	11,153,220
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan
Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,133
		38,178,642
South Carolina 2.3%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%,
1/01/21	200,000	249,048
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A,
AGMC Insured, ETM, 7.125%, 7/01/17	805,000	873,538
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	19,184,306
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured,
5.00%, 8/01/35	20,000,000	20,749,400
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,587,640
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured,
5.00%, 6/01/40	3,000,000	3,245,040
		50,888,972
South Dakota 0.2%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	3,375,000	3,377,396
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	880,000	915,174
		4,292,570
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical
Center Hospital, Improvement,
NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,675
Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	360,000	360,688
		8,865,363
Texas 5.9%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%,
1/01/17	3,820,000	3,987,049
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%,
2/15/37	10,250,000	10,867,255
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%,
11/15/30	21,325,000	21,336,089
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,946,000
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,456,362
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty,
5.00%, 2/15/34	11,375,000	12,434,581
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding
and Improvement, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,487,150

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33	$6,300,000	$6,761,727
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist
Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	3,941,372
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A,
AGMC Insured, 5.00%, 8/15/41	16,000,000	17,409,120
BAM Insured, 5.00%, 8/15/41	9,665,000	10,557,853
		129,184,558
Utah 0.0%†
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	25,000	26,271
Virginia 0.6%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42	8,000,000	8,673,120
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,555,033
		12,228,153
Washington 1.6%
King County Sewer Revenue,
Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36	3,295,000	3,535,502
Second Series, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36	1,705,000	1,884,213
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%,
1/01/16	2,375,000	2,429,577
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,766,550
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,578,240
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	5,165,000	5,408,117
		34,602,199
West Virginia 0.6%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured,
5.00%, 6/01/35	7,445,000	7,613,927
West Virginia State Water Development Authority Water Development Revenue, Loan Program II,
Refunding, Series A-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,203,650
		12,817,577
Wisconsin 1.3%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE,
FGIC Insured, 6.90%, 8/01/21	3,000,000	3,810,810
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	23,805,800
		27,616,610
U.S. Territories 2.8%
Puerto Rico 1.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
Assured Guaranty, 5.125%, 7/01/47	10,000,000	9,136,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate,
Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	9,184,200
Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	18,586,000
		36,906,200

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
U.S. Virgin Islands 1.1%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	$23,000,000	$25,658,570
Total U.S. Territories		62,564,770
Total Municipal Bonds (Cost $2,019,574,688) 98.2%		2,164,229,786
Other Assets, less Liabilities 1.8%		39,369,346
Net Assets 100.0%		$2,203,599,132

See Abbreviations on page 162.

†Rounds to less than 0.1% of net assets.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.42	$12.16	$12.02	$11.11	$11.60	$10.94
Income from investment operations[b]:
Net investment income[c]	0.21	0.42	0.42	0.47	0.47	0.49
Net realized and unrealized gains (losses)	0.42	(0.76)	0.14	0.91	(0.46)	0.66
Total from investment operations	0.63	(0.34)	0.56	1.38	0.01	1.15
Less distributions from:
Net investment income	(0.22)	(0.40)	(0.42)	(0.47)	(0.48)	(0.49)
Net realized gains	—	—	—	(—)[d]	(0.02)	—
Total distributions	(0.22)	(0.40)	(0.42)	(0.47)	(0.50)	(0.49)
Net asset value, end of period	$11.83	$11.42	$12.16	$12.02	$11.11	$11.60

Total return[e]	5.54%	(2.75)%	4.75%	12.65%	0.01%	10.66%

Ratios to average net assets[f]
Expenses	0.67%	0.66%	0.65%	0.66%	0.66%	0.67%
Net investment income	3.65%	3.64%	3.49%	4.05%	4.06%	4.27%

Supplemental data
Net assets, end of period (000’s)	$432,266	$419,556	$525,946	$461,749	$439,506	$494,372
Portfolio turnover rate	3.21%	7.12%	20.05%	14.50%	18.65%	6.61%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.53	$12.29	$12.14	$11.22	$11.70	$11.03
Income from investment operations[b]:
Net investment income[c]	0.18	0.36	0.36	0.41	0.41	0.43
Net realized and unrealized gains (losses)	0.44	(0.78)	0.14	0.91	(0.46)	0.66
Total from investment operations	0.62	(0.42)	0.50	1.32	(0.05)	1.09
Less distributions from:
Net investment income	(0.19)	(0.34)	(0.35)	(0.40)	(0.41)	(0.42)
Net realized gains	—	—	—	(—)[d]	(0.02)	—
Total distributions	(0.19)	(0.34)	(0.35)	(0.40)	(0.43)	(0.42)
Net asset value, end of period	$11.96	$11.53	$12.29	$12.14	$11.22	$11.70

Total return[e]	5.37%	(3.41)%	4.20%	12.01%	(0.47)%	10.06%

Ratios to average net assets[f]
Expenses	1.22%	1.21%	1.20%	1.21%	1.21%	1.22%
Net investment income	3.10%	3.09%	2.94%	3.50%	3.51%	3.72%

Supplemental data
Net assets, end of period (000’s)	$61,923	$61,760	$90,144	$84,078	$83,046	$83,397
Portfolio turnover rate	3.21%	7.12%	20.05%	14.50%	18.65%	6.61%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.41	$12.16	$12.02	$11.11	$11.60	$11.08
Income from investment operations[c]:
Net investment income[d]	0.22	0.43	0.44	0.48	0.48	0.33
Net realized and unrealized gains (losses)	0.42	(0.77)	0.14	0.91	(0.46)	0.52
Total from investment operations	0.64	(0.34)	0.58	1.39	0.02	0.85
Less distributions from:
Net investment income	(0.22)	(0.41)	(0.44)	(0.48)	(0.49)	(0.33)
Net realized gains	—	—	—	(—)[e]	(0.02)	—
Total distributions	(0.22)	(0.41)	(0.44)	(0.48)	(0.51)	(0.33)
Net asset value, end of period	$11.83	$11.41	$12.16	$12.02	$11.11	$11.60

Total return[f]	5.68%	(2.74)%	4.85%	12.76%	0.12%	7.69%

Ratios to average net assets[g]
Expenses	0.57%	0.56%	0.55%	0.56%	0.56%	0.57%
Net investment income	3.75%	3.74%	3.59%	4.15%	4.16%	4.37%

Supplemental data
Net assets, end of period (000’s)	$7,429	$4,574	$9,135	$7,743	$4,007	$4,012
Portfolio turnover rate	3.21%	7.12%	20.05%	14.50%	18.65%	6.61%

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.4%
Massachusetts 98.4%
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%,
11/01/28	$4,400,000	$4,888,576
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,753,271
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,618,881
Martha’s Vineyard Land Bank Revenue, AMBAC Insured,
4.875%, 5/01/22	2,000,000	2,005,840
5.00%, 5/01/34	7,000,000	7,016,660
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C,
NATL RE, FGIC Insured, 5.25%, 3/01/15	2,000,000	2,050,620
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding, Series A, 5.25%,
7/01/30	4,000,000	5,127,120
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,898,050
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,839,300
Series B, 5.00%, 5/01/40	4,625,000	5,176,994
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	17,988,412
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,630,520
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,723,228
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	19,227,278
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,440,850
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	16,863,450
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
5.00%, 7/01/31	5,000,000	5,365,650
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
5.00%, 7/01/37	5,035,000	5,295,813
Northeastern University, Series A, 5.00%, 3/01/44	5,000,000	5,579,850
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,612,800
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	14,081,511
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,356,526
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,909,991
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,864,469
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,553,666
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue I,
6.00%, 1/01/28	7,645,000	8,465,920
Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,376,830
Massachusetts State GO, Consolidated Loan,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,120,150
Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,995,300
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	935,000	935,879
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,472,200
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,405,150
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,892,220
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,375,100
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,358,958
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,871,397
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,800,575
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	10,000,000	10,965,900
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	550,207

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	$4,000,000	$3,944,720
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,752,813
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,782,807
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,733,910
Housing, Series D, 5.05%, 6/01/40	4,440,000	4,637,314
Housing, Series F, 2.875%, 12/01/27	2,020,000	1,930,534
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,337,654
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,435,035
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,187,800
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	10,667,162
Massachusetts State Port Authority Revenue, Series A,
AGMC Insured, 4.50%, 7/01/32	5,590,000	5,833,836
AGMC Insured, 4.50%, 7/01/37	7,935,000	8,198,204
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,398,000
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,299,700
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	16,350,300
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured,
5.50%,
1/01/25	10,900,000	13,379,750
1/01/34	16,900,000	21,479,224
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/31	5,555,000	5,937,073
Massachusetts State Water Pollution Abatement Trust Revenue,
2012, Pooled Loan Program, Series 6, 5.50%, 8/01/30	1,005,000	1,008,246
2012, Pooled Loan Program, Series 7, 5.125%, 2/01/31	1,900,000	1,905,586
Refunding, 5.00%, 8/01/23	3,000,000	3,731,010
State Revolving Fund, Refunding, 5.00%, 8/01/24	3,500,000	4,400,060
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,870
Massachusetts State Water Resources Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,950,614
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,475,378
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	7,500,000	8,225,100
Refunding, 5.25%, 7/01/36	5,585,000	6,318,310
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,685,117
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,078,140
University of Massachusetts Building Authority Project Revenue, Senior Series 1, AMBAC Insured,
Pre-Refunded, 5.25%, 11/01/29	3,000,000	3,024,210
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,220,620
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,494,286
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,117,480
Total Municipal Bonds (Cost $463,387,427) 98.4%		493,625,975
Other Assets, less Liabilities 1.6%		7,992,356
Net Assets 100.0%		$501,618,331

See Abbreviations on page 162.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin New Jersey Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.76	$12.62	$12.55	$11.49	$11.99	$11.29
Income from investment operations[b]:
Net investment income[c]	0.24	0.46	0.47	0.52	0.51	0.52
Net realized and unrealized gains (losses)	0.22	(0.87)	0.06	1.06	(0.49)	0.69
Total from investment operations	0.46	(0.41)	0.53	1.58	0.02	1.21
Less distributions from:
Net investment income	(0.24)	(0.45)	(0.46)	(0.52)	(0.52)	(0.51)
Net realized gains	—	—	—	—	(—)[d]	—
Total distributions	(0.24)	(0.45)	(0.46)	(0.52)	(0.52)	(0.51)
Net asset value, end of period	$11.98	$11.76	$12.62	$12.55	$11.49	$11.99

Total return[e]	3.98%	(3.22)%	4.31%	14.09%	0.11%	10.87%

Ratios to average net assets[f]
Expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	4.03%	3.88%	3.69%	4.30%	4.26%	4.42%

Supplemental data
Net assets, end of period (000’s)	$931,577	$974,154	$1,281,242	$1,201,084	$1,128,665	$1,230,689
Portfolio turnover rate	3.10%	9.73%	13.02%	8.01%	12.97%	9.93%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.89	$12.76	$12.68	$11.60	$12.11	$11.39
Income from investment operations[b]:
Net investment income[c]	0.21	0.40	0.40	0.45	0.45	0.46
Net realized and unrealized gains (losses)	0.22	(0.89)	0.07	1.09	(0.51)	0.70
Total from investment operations	0.43	(0.49)	0.47	1.54	(0.06)	1.16
Less distributions from:
Net investment income	(0.21)	(0.38)	(0.39)	(0.46)	(0.45)	(0.44)
Net realized gains	—	—	—	—	(—)[d]	—
Total distributions	(0.21)	(0.38)	(0.39)	(0.46)	(0.45)	(0.44)
Net asset value, end of period	$12.11	$11.89	$12.76	$12.68	$11.60	$12.11

Total return[e]	3.66%	(3.80)%	3.77%	13.52%	(0.53)%	10.35%

Ratios to average net assets[f]
Expenses	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income	3.48%	3.33%	3.14%	3.75%	3.71%	3.87%

Supplemental data
Net assets, end of period (000’s)	$238,142	$247,538	$331,573	$296,302	$276,916	$292,947
Portfolio turnover rate	3.10%	9.73%	13.02%	8.01%	12.97%	9.93%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.77	$12.63	$12.55	$11.49	$11.99	$11.29
Income from investment operations[b]:
Net investment income[c]	0.25	0.47	0.48	0.53	0.52	0.53
Net realized and unrealized gains (losses)	0.21	(0.87)	0.08	1.07	(0.49)	0.69
Total from investment operations	0.46	(0.40)	0.56	1.60	0.03	1.22
Less distributions from:
Net investment income	(0.25)	(0.46)	(0.48)	(0.54)	(0.53)	(0.52)
Net realized gains	—	—	—	—	(—)[d]	—
Total distributions	(0.25)	(0.46)	(0.48)	(0.54)	(0.53)	(0.52)
Net asset value, end of period	$11.98	$11.77	$12.63	$12.55	$11.49	$11.99

Total return[e]	3.95%	(3.12)%	4.50%	14.20%	0.21%	10.98%

Ratios to average net assets[f]
Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	4.13%	3.98%	3.79%	4.40%	4.36%	4.52%

Supplemental data
Net assets, end of period (000’s)	$86,103	$63,162	$81,557	$63,827	$25,378	$13,791
Portfolio turnover rate	3.10%	9.73%	13.02%	8.01%	12.97%	9.93%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.2%
Delaware 0.5%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,676,920
New Jersey 74.7%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
NATL Insured, ETM, 7.40%, 7/01/16	3,700,000	4,021,012
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of
Education Project, Pre-Refunded, 5.00%, 4/01/32	3,400,000	3,495,540
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,117,030
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/30	10,038,000	10,456,383
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A,
NATL Insured, 6.80%, 3/01/21	5,400,000	6,595,128
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,110,273
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building
Project, AGMC Insured, 5.00%, 4/01/32	3,895,000	4,188,839
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking
Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,159,300
Middlesex County COP, NATL Insured, zero cpn., 6/15/24	1,000,000	735,910
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational
Services Commission Projects, 5.25%, 12/15/33	3,000,000	3,366,510
Middlesex County Improvement Authority Revenue, Administration Building Residential Project,
FNMA Insured,
5.25%, 7/01/21	675,000	676,249
5.35%, 7/01/34	1,575,000	1,576,906
Morristown Parking Authority Revenue, Guaranteed Parking, NATL Insured, 5.00%,
8/01/30	1,815,000	1,912,211
8/01/33	2,630,000	2,755,924
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/24	7,000,000	7,943,950
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,316,950
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,098,490
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,507,600
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	17,950,000	19,669,790
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,028,350
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,550,500
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,032,400
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,030,150
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	11,863,700
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	10,649,375
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	5,000,000	5,515,950
School Facilities Construction, Series KK, 5.00%, 3/01/38	5,000,000	5,367,400
School Facilities Construction, Series L, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30	3,500,000	3,583,230
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,550,700
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	5,000,000	5,121,950
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	1,790,000	1,873,414
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	3,210,000	3,632,243
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,481,080
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	1,040,000	1,186,744
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,960,000	2,344,121
School Facilities, Series U, 5.00%, 9/01/37	1,720,000	1,800,152
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	3,280,000	3,711,451

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured,
5.75%, 3/15/20	$4,605,000	$4,621,071
New Jersey EDA Water Facilities Revenue, New Jersey-American Water Co. Inc. Project, Refunding,
Series A, 5.70%, 10/01/39	10,000,000	11,053,700
Series B, 5.00%, 10/01/39	8,750,000	9,388,838
New Jersey EDA, GO Lease Revenue, Rutgers University,
5.00%, 6/15/46	7,500,000	8,489,100
College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,700,400
New Jersey Environmental Infrastructure Trust Revenue, Refunding, Series A-R, 4.00%, 9/01/25	2,000,000	2,297,140
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, 6.00%, 7/01/41	10,600,000	12,370,836
Atlantic Health System Hospital Corp. Issue, Series A, 5.00%, 7/01/27	8,000,000	8,673,200
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/25	4,605,000	4,916,989
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/37	19,490,000	20,635,232
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,119,080
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,457,650
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,415,950
Holy Name Hospital Issue, 5.00%, 7/01/36	5,000,000	5,144,500
Hunterdon Medical Center Issue, Series A, 5.125%, 7/01/35	2,000,000	2,048,680
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,838,850
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,675,000	10,268,174
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,550,000	14,380,751
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,632,280
South Jersey Hospital Issue, 5.00%, 7/01/36	12,000,000	12,202,200
South Jersey Hospital Issue, 5.00%, 7/01/46	27,200,000	27,648,528
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29	6,990,000	7,225,004
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,244,496
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,637,790
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,117,730
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,718,920
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,779,000
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A,
5.75%, 10/01/31	10,000,000	11,503,800
5.25%, 10/01/38	15,000,000	16,135,950
New Jersey Institute of Technology GO, Series A, 5.00%, 7/01/42	7,000,000	7,763,490
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,108,400
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,667,472
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	12,170,510
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,383,406
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,019,980
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,557,995
Kean University Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	5,684,876
Kean University Issue, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,042,160
Kean University Issue, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	5,015,716
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	5,000,000	5,663,200
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,510,800
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,929,800

136 | Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Montclair State University Issue, Series A, 5.00%, 7/01/39	$5,000,000	$5,685,600
Montclair State University Issue, Series J, 5.25%, 7/01/38	2,000,000	2,163,640
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,152,500
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,689,800
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,471,850
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,257,800
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,753,000
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,098,980
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,091,120
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,567,500
The Richard Stockton College of New Jersey Issue, Refunding, Series F, AMBAC Insured, 5.00%,
7/01/28	2,370,000	2,410,574
Rowan University Issue, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,800,893
Seton Hall University Issue, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,790,350
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,986,835
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	410,000	411,078
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	866,367
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	355,000	372,544
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	796,137
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%,
7/01/38	5,500,000	5,880,105
[a]New Jersey State Health Care Facilities Financing Authority Revenue, Robert Wood Johnson
University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,079,167
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,352,566
Refunding, Series 1A, 5.00%, 12/01/25	3,470,000	3,785,839
Refunding, Series 1A, 5.00%, 12/01/26	1,690,000	1,839,126
Refunding, Series 1A, 5.125%, 12/01/27	4,140,000	4,519,679
Refunding, Series 1A, 5.25%, 12/01/28	4,145,000	4,537,407
Series 2, 5.00%, 12/01/26	2,740,000	2,983,750
Series 2, 5.00%, 12/01/27	1,995,000	2,166,630
Series 2, 5.00%, 12/01/28	2,005,000	2,170,453
Series 2, 5.00%, 12/01/30	1,500,000	1,621,170
Series 2, 5.00%, 12/01/36	1,000,000	1,083,270
Series A, 5.625%, 6/01/30	14,500,000	16,248,845
Series A, Assured Guaranty, 6.125%, 6/01/30	9,405,000	10,118,840
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,594,256
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	2,620,000	2,717,359
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,559,700
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	4,331,200
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	4,098,600
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	13,102,755
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	18,935,855
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,605,100
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,652,950
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,438,500
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,818,774
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,428,820

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Semiannual Report | 137

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter,
1/01/35	$7,500,000	$7,781,925
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,509,250
Series E, 5.25%, 1/01/40	30,000,000	33,517,800
Series H, 5.00%, 1/01/36	14,000,000	15,450,120
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%,
6/01/42	17,800,000	19,545,468
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project,
5.00%, 5/01/42	3,200,000	3,439,232
Rutgers State University GO,
Series F, 5.00%, 5/01/39	20,000,000	21,862,600
Series L, 5.00%, 5/01/43	20,985,000	23,753,131
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%,
6/01/29	5,000,000	5,407,100
South Jersey Transportation Authority Transportation System Revenue, Refunding, Series A, 5.00%,
11/01/27	2,000,000	2,202,280
11/01/28	2,000,000	2,171,280
11/01/29	2,000,000	2,161,080
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation,
Series B, AGMC Insured, zero cpn.,
12/01/35	2,815,000	954,229
12/01/36	2,810,000	893,243
12/01/37	2,815,000	843,487
12/01/38	2,810,000	791,999
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	9,684,364
		938,216,421
New York 9.2%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,821,818
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	11,044,900
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,424,200
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,414,000
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	11,161,500
One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	13,956,922
One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,131,800
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,530,900
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,316,000
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,759,700
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal
LLC Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,021,200
		115,582,940
Pennsylvania 2.6%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured,
5.00%, 7/01/35	1,625,000	1,733,713
Pre-Refunded, 5.00%, 7/01/35	3,375,000	3,794,377
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,252,000
Series E, 5.00%, 1/01/35	14,000,000	15,274,280
		32,054,370

138 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 10.2%
Puerto Rico 9.8%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, AGMC Insured, 5.125%, 7/01/30	$5,020,000	$4,958,053
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	4,915,900
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,446,367
[b]Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	31,201,800
Series WW, 5.50%, 7/01/38	16,620,000	9,066,044
Series XX, 5.25%, 7/01/40	3,125,000	1,703,469
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%,
7/01/33	1,000,000	861,710
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	7,250,000	4,513,778
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	8,267,600
first subordinate, Series A, 5.50%, 8/01/42	17,000,000	13,593,540
first subordinate, Series A, 6.00%, 8/01/42	32,000,000	27,002,880
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	7,879,700
Senior Series C, 5.25%, 8/01/40	6,290,000	5,375,245
		122,786,086
U.S. Virgin Islands 0.4%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,002,900
Total U.S. Territories		127,788,986
Total Municipal Bonds (Cost $1,166,929,364) 97.2%		1,220,319,637
Other Assets, less Liabilities 2.8%		35,502,511
Net Assets 100.0%		$1,255,822,148

See Abbreviations on page 162.

aSecurity purchased on a when-issued basis. See Note 1(b).
bAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
August 31, 2014 (unaudited)

	Franklin	Franklin Federal	Franklin Federal	Franklin
	Double	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$290,852,701	$3,932,785,802	$1,124,483,397	$7,234,254,753
Value	$253,457,840	$4,202,658,379	$1,144,071,196	$7,899,177,953
Cash	10,446,827	71,052,021	324,113	407,876,265
Receivables:
Investment securities sold	1,251,389	—	—	870,000
Capital shares sold	12,218	12,193,771	2,011,684	13,161,124
Interest	3,672,100	43,394,980	9,775,066	94,163,451
Other assets	119	1,340	393	2,588
Total assets	268,840,493	4,329,300,491	1,156,182,452	8,415,251,381
Liabilities:
Payables:
Investment securities purchased	—	—	7,317,027	75,589,710
Capital shares redeemed	970,841	6,610,180	2,058,198	19,539,221
Management fees	120,950	1,636,561	399,587	3,124,256
Distribution fees	40,716	399,968	116,761	1,021,145
Transfer agent fees	39,994	231,074	50,935	737,174
Distributions to shareholders	140,689	1,278,609	251,052	4,146,417
Accrued expenses and other liabilities	28,751	11,813	41,400	217,973
Total liabilities	1,341,941	10,168,205	10,234,960	104,375,896
Net assets, at value	$267,498,552	$4,319,132,286	$1,145,947,492	$8,310,875,485
Net assets consist of:
Paid-in capital	$367,648,193	$4,108,514,431	$1,127,204,543	$8,179,106,011
Undistributed net investment income	1,036,182	1,155,480	785,611	20,361,331
Net unrealized appreciation (depreciation)	(37,394,861)	269,872,577	19,587,799	664,923,200
Accumulated net realized gain (loss)	(63,790,962)	(60,410,202)	(1,630,461)	(553,515,057)
Net assets, at value	$267,498,552	$4,319,132,286	$1,145,947,492	$8,310,875,485

140 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2014 (unaudited)

	Franklin	Franklin Federal	Franklin Federal	Franklin
	Double	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Class A:
Net assets, at value	$220,789,695	$1,771,871,276	$933,012,012	$5,123,588,444
Shares outstanding	22,485,404	142,786,120	88,809,411	486,413,420
Net asset value per share[a]	$9.82	$12.41	$10.51	$10.53
Maximum offering price per share (net asset value
per share ÷ 95.75%, 97.75%, 97.75% and 95.75%,
respectively)	$10.26	$12.70	$10.75	$11.00
Class C:
Net assets, at value	$41,968,891	$452,341,348	—	$1,078,260,460
Shares outstanding	4,254,920	36,357,417	—	100,719,383
Net asset value and maximum offering price
per share[a]	$9.86	$12.44	—	$10.71
Advisor Class:
Net assets, at value	$4,739,966	$2,094,919,662	$212,935,480	$2,109,026,581
Shares outstanding	481,939	168,465,029	20,279,975	199,460,066
Net asset value and maximum offering price
per share	$9.84	$12.44	$10.50	$10.57

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	141

FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$2,019,574,688	$463,387,427	$1,166,929,364
Value	$2,164,229,786	$493,625,975	$1,220,319,637
Cash	20,631,203	3,323,331	30,050,405
Receivables:
Capital shares sold	134,575	658,721	1,013,342
Interest	26,146,660	5,360,089	12,988,597
Other assets	768	162	431
Total assets	2,211,142,992	502,968,278	1,264,372,412
Liabilities:
Payables:
Investment securities purchased	—	—	4,018,176
Capital shares redeemed	5,076,716	741,795	2,897,113
Management fees	846,141	208,635	491,060
Distribution fees	321,902	70,341	209,779
Transfer agent fees	143,653	28,011	95,104
Distributions to shareholders	1,036,623	278,734	782,182
Accrued expenses and other liabilities	118,825	22,431	56,850
Total liabilities	7,543,860	1,349,947	8,550,264
Net assets, at value	$2,203,599,132	$501,618,331	$1,255,822,148
Net assets consist of:
Paid-in capital	$2,117,141,331	$490,041,471	$1,243,311,043
Undistributed net investment income	4,185,409	589,477	2,217,898
Net unrealized appreciation (depreciation)	144,655,098	30,238,548	53,390,273
Accumulated net realized gain (loss)	(62,382,706)	(19,251,165)	(43,097,066)
Net assets, at value	$2,203,599,132	$501,618,331	$1,255,822,148

142 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Class A:
Net assets, at value	$1,833,520,349	$432,265,815	$931,577,165
Shares outstanding	148,198,931	36,534,599	77,788,915
Net asset value per share[a]	$12.37	$11.83	$11.98
Maximum offering price per share (net asset value per share ÷ 95.75%,)	$12.92	$12.36	$12.51
Class C:
Net assets, at value	$318,283,306	$61,923,222	$238,142,040
Shares outstanding	25,381,763	5,179,391	19,660,903
Net asset value and maximum offering price per share[a]	$12.54	$11.96	$12.11
Advisor Class:
Net assets, at value	$51,795,477	$7,429,294	$86,102,943
Shares outstanding	4,188,019	628,021	7,185,649
Net asset value and maximum offering price per share	$12.37	$11.83	$11.98

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended August 31, 2014 (unaudited)

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$9,060,058	$68,429,416	$9,811,339	$208,548,258
Expenses:
Management fees (Note 3a)	773,117	9,467,671	3,597,237	18,323,625
Distribution fees: (Note 3c)
Class A	116,520	893,584	721,086	2,573,078
Class C	150,002	1,467,176	—	3,471,174
Transfer agent fees: (Note 3e)
Class A	93,215	747,721	190,229	1,680,467
Class C	17,608	189,480	—	348,747
Advisor Class	1,806	803,603	39,046	624,773
Custodian fees	1,294	16,863	5,005	34,712
Reports to shareholders	18,733	127,225	21,377	288,583
Registration and filing fees	30,135	140,996	54,752	248,603
Professional fees	18,143	30,377	19,813	149,652
Trustees’ fees and expenses	1,303	8,552	2,252	20,614
Other	15,693	97,370	48,622	707,406
Total expenses	1,237,569	13,990,618	4,699,419	28,471,434
Expenses waived/paid by affiliates (Note 3f)	—	—	(1,312,330)	—
Net expenses	1,237,569	13,990,618	3,387,089	28,471,434
Net investment income	7,822,489	54,438,798	6,424,250	180,076,824
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(26,389,751)	(12,999,701)	(1,024,151)	(19,054,672)
Net change in unrealized appreciation (depreciation) on
investments	28,824,510	80,575,139	3,638	327,899,303
Net realized and unrealized gain (loss)	2,434,759	67,575,438	(1,020,513)	308,844,631
Net increase (decrease) in net assets resulting from
operations	$10,257,248	$122,014,236	$5,403,737	$488,921,455

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		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$52,251,722	$10,734,885	$29,657,437
Expenses:
Management fees (Note 3a)	5,127,291	1,238,623	2,957,766
Distribution fees: (Note 3c)
Class A	875,647	214,954	480,102
Class C	1,065,181	201,765	791,667
Transfer agent fees: (Note 3e)
Class A	409,547	85,215	234,640
Class C	71,758	12,300	59,526
Advisor Class	10,552	1,087	16,580
Custodian fees	9,597	2,126	5,583
Reports to shareholders	71,388	11,705	31,180
Registration and filing fees	69,157	19,690	22,614
Professional fees	51,903	18,104	21,413
Trustees’ fees and expenses	6,171	1,275	3,432
Other	62,373	16,175	38,722
Total expenses	7,830,565	1,823,019	4,663,225
Net investment income	44,421,157	8,911,866	24,994,212
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(10,110,578)	(4,370,023)	(20,939,262)
Net change in unrealized appreciation (depreciation) on investments	75,274,247	22,196,546	43,957,613
Net realized and unrealized gain (loss)	65,163,669	17,826,523	23,018,351
Net increase (decrease) in net assets resulting from operations	$109,584,826	$26,738,389	$48,012,563

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

			Franklin Federal
	Franklin Double		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$7,822,489	$24,801,624	$54,438,798	$104,076,552
Net realized gain (loss) from investments	(26,389,751)	(30,249,145)	(12,999,701)	(23,344,484)
Net change in unrealized appreciation
(depreciation) on investments	28,824,510	(98,412,208)	80,575,139	(101,859,297)
Net increase (decrease) in net assets
resulting from operations	10,257,248	(103,859,729)	122,014,236	(21,127,229)
Distributions to shareholders from:
Net investment income:
Class A	(6,911,297)	(20,591,558)	(23,730,120)	(55,999,654)
Class C	(1,183,313)	(3,295,261)	(4,785,221)	(10,924,668)
Advisor Class	(135,586)	(476,276)	(26,316,067)	(35,693,521)
Total distributions to shareholders	(8,230,196)	(24,363,095)	(54,831,408)	(102,617,843)
Capital share transactions: (Note 2)
Class A	(63,118,210)	(212,864,101)	(3,661,787)	(434,202,030)
Class C	(9,532,009)	(45,408,962)	(8,012,000)	(77,074,643)
Advisor Class	(667,528)	(6,775,581)	264,869,848	686,468,135
Total capital share transactions	(73,317,747)	(265,048,644)	253,196,061	175,191,462
Net increase (decrease) in net assets	(71,290,695)	(393,271,468)	320,378,889	51,446,390
Net assets:
Beginning of period	338,789,247	732,060,715	3,998,753,397	3,947,307,007
End of period	$267,498,552	$338,789,247	$4,319,132,286	$3,998,753,397
Undistributed net investment income included
in net assets:
End of period	$1,036,182	$1,443,889	$1,155,480	$1,548,090

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Federal Limited-Term		Franklin High Yield
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$6,424,250	$13,324,146	$180,076,824	$403,149,874
Net realized gain (loss) from investments	(1,024,151)	175,379	(19,054,672)	(239,073,701)
Net change in unrealized appreciation
(depreciation) on investments	3,638	(3,603,564)	327,899,303	(571,611,548)
Net increase (decrease) in net assets
resulting from operations	5,403,737	9,895,961	488,921,455	(407,535,375)
Distributions to shareholders from:
Net investment income:
Class A	(4,784,201)	(11,009,041)	(119,409,353)	(250,275,056)
Class C	—	—	(21,562,563)	(46,366,828)
Advisor Class	(1,123,528)	(1,860,794)	(44,954,233)	(91,162,719)
Total distributions to shareholders	(5,907,729)	(12,869,835)	(185,926,149)	(387,804,603)
Capital share transactions: (Note 2)
Class A	(43,799,069)	202,080,079	(81,492,502)	(1,038,781,188)
Class B	—	—	—	(422,960)
Class C	—	—	(4,456,343)	(292,046,584)
Advisor Class	29,457,796	74,832,596	298,975,654	(241,499,831)
Total capital share transactions	(14,341,273)	276,912,675	213,026,809	(1,572,750,563)
Net increase (decrease) in net assets	(14,845,265)	273,938,801	516,022,115	(2,368,090,541)
Net assets:
Beginning of period	1,160,792,757	886,853,956	7,794,853,370	10,162,943,911
End of period	$1,145,947,492	$1,160,792,757	$8,310,875,485	$7,794,853,370
Undistributed net investment income included
in net assets:
End of period	$785,611	$269,090	$20,361,331	$26,210,656

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Insured		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$44,421,157	$100,593,411	$8,911,866	$19,477,550
Net realized gain (loss) from investments	(10,110,578)	(33,887,257)	(4,370,023)	(11,915,165)
Net change in unrealized appreciation
(depreciation) on investments	75,274,247	(126,294,534)	22,196,546	(29,219,409)
Net increase (decrease) in net assets
resulting from operations	109,584,826	(59,588,380)	26,738,389	(21,657,024)
Distributions to shareholders from:
Net investment income:
Class A	(37,931,743)	(81,522,827)	(7,979,910)	(16,109,085)
Class C	(5,659,673)	(13,362,543)	(973,676)	(2,168,600)
Advisor Class	(997,095)	(2,219,822)	(103,326)	(242,092)
Total distributions to shareholders	(44,588,511)	(97,105,192)	(9,056,912)	(18,519,777)
Capital share transactions: (Note 2)
Class A	(101,150,755)	(545,755,568)	(2,551,164)	(72,722,670)
Class B	—	(383,713)	—	—
Class C	(25,083,354)	(186,317,373)	(2,053,119)	(22,518,228)
Advisor Class	3,803,822	(21,923,978)	2,650,719	(3,917,811)
Total capital share transactions	(122,430,287)	(754,380,632)	(1,953,564)	(99,158,709)
Net increase (decrease) in net assets	(57,433,972)	(911,074,204)	15,727,913	(139,335,510)
Net assets:
Beginning of period	2,261,033,104	3,172,107,308	485,890,418	625,225,928
End of period	$2,203,599,132	$2,261,033,104	$501,618,331	$485,890,418
Undistributed net investment income included
in net assets:
End of period	$4,185,409	$4,352,763	$589,477	$734,523

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	FRANKLIN TAX-FREE TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin New Jersey
	Tax-Free Income Fund
	Six Months Ended
	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$24,994,212	$55,184,542
Net realized gain (loss) from investments	(20,939,262)	(20,730,399)
Net change in unrealized appreciation (depreciation) on investments	43,957,613	(96,341,509)
Net increase (decrease) in net assets resulting from operations	48,012,563	(61,887,366)
Distributions to shareholders from:
Net investment income:
Class A	(19,634,179)	(41,541,891)
Class C	(4,282,650)	(9,040,613)
Advisor Class	(1,413,793)	(2,703,744)
Total distributions to shareholders	(25,330,622)	(53,286,248)
Capital share transactions: (Note 2)
Class A	(59,513,288)	(220,351,567)
Class B	—	(519,178)
Class C	(13,729,504)	(61,287,445)
Advisor Class	21,529,553	(12,706,308)
Total capital share transactions	(51,713,239)	(294,864,498)
Net increase (decrease) in net assets	(29,031,298)	(410,038,112)
Net assets:
Beginning of period	1,284,853,446	1,694,891,558
End of period	$1,255,822,148	$1,284,853,446
Undistributed net investment income included in net assets:
End of period	$2,217,898	$2,554,308

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of twenty four separate funds, seven of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A & Advisor Class

Franklin Federal Limited-Term Tax-Free Income Fund

Class A, Class C & Advisor Class

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At August 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

			Franklin Federal
	Franklin Double		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	11,725	$125,668	15,671,855	$192,394,554
Shares issued in reinvestment of distributions	630,679	6,117,101	1,721,493	21,166,688
Shares redeemed	(7,193,072)	(69,360,979)	(17,672,637)	(217,223,029)
Net increase (decrease)	(6,550,668)	$(63,118,210)	(279,289)	$(3,661,787)
Year ended February 28, 2014
Shares sold	89,045	$919,381	47,978,543	$582,835,363
Shares issued in reinvestment of distributions	1,740,727	18,490,256	4,118,192	49,997,946
Shares redeemed	(22,290,762)	(232,273,738)	(88,041,839)	(1,067,035,339)
Net increase (decrease)	(20,460,990)	$(212,864,101)	(35,945,104)	$(434,202,030)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	2,566	$24,998	2,674,512	$32,916,725
Shares issued in reinvestment of distributions	109,014	1,061,644	314,662	3,878,626
Shares redeemed	(1,097,471)	(10,618,651)	(3,643,518)	(44,807,351)
Net increase (decrease)	(985,891)	$(9,532,009)	(654,344)	$(8,012,000)
Year ended February 28, 2014
Shares sold	39,885	$428,946	9,210,350	$112,241,169
Shares issued in reinvestment of distributions	275,174	2,937,098	723,768	8,808,142
Shares redeemed	(4,583,899)	(48,775,006)	(16,354,384)	(198,123,954)
Net increase (decrease)	(4,268,840)	$(45,408,962)	(6,420,266)	$(77,074,643)

Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	68,907	$660,348	31,651,199	$389,763,194
Shares issued in reinvestment of distributions	10,203	99,078	1,797,261	22,150,058
Shares redeemed	(147,264)	(1,426,954)	(11,956,993)	(147,043,404)
Net increase (decrease)	(68,154)	$(667,528)	21,491,467	$264,869,848
Year ended February 28, 2014
Shares sold	115,372	$1,287,864	94,095,836	$1,146,604,504
Shares issued in reinvestment of distributions	33,938	364,110	2,264,321	27,522,835
Shares redeemed	(802,146)	(8,427,555)	(40,310,145)	(487,659,204)
Net increase (decrease)	(652,836)	$(6,775,581)	56,050,012	$686,468,135

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Federal			Franklin
	Limited-Term		High Yield
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	8,545,510	$89,676,552	30,523,323	$314,991,004
Shares issued in reinvestment of distributions	394,083	4,136,758	9,826,466	101,790,730
Shares redeemed	(13,112,770)	(137,612,379)	(48,214,351)	(498,274,236)
Net increase (decrease)	(4,173,177)	$(43,799,069)	(7,864,562)	$(81,492,502)
Year ended February 28, 2014
Shares sold	53,830,197	$563,796,058	59,469,325	$608,899,547
Shares issued in reinvestment of distributions	901,683	9,452,483	20,840,626	212,045,170
Shares redeemed	(35,433,429)	(371,168,462)	(183,662,490)	(1,859,725,905)
Net increase (decrease)	19,298,451	$202,080,079	(103,352,539)	$(1,038,781,188)

Class B Shares:
Year ended February 28, 2014[a]
Shares redeemed			(38,210)	$(422,960)

Class C Shares:
Six Months ended August 31, 2014
Shares sold			6,492,608	$68,114,447
Shares issued in reinvestment of distributions			1,730,775	18,218,415
Shares redeemed			(8,658,695)	(90,789,205)
Net increase (decrease)			(435,312)	$(4,456,343)
Year ended February 28, 2014
Shares sold			11,402,805	$118,998,075
Shares issued in reinvestment of distributions			3,785,401	39,120,725
Shares redeemed			(43,840,751)	(450,165,384)
Net increase (decrease)			(28,652,545)	$(292,046,584)

Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	5,124,764	$53,749,766	43,984,434	$455,136,520
Shares issued in reinvestment of distributions	32,253	338,306	3,743,119	38,927,176
Shares redeemed	(2,348,207)	(24,630,276)	(18,849,284)	(195,088,042)
Net increase (decrease)	2,808,810	$29,457,796	28,878,269	$298,975,654
Year ended February 28, 2014
Shares sold	12,386,673	$129,639,690	101,830,003	$1,040,634,829
Shares issued in reinvestment of distributions	55,791	584,302	7,486,430	76,268,110
Shares redeemed	(5,285,056)	(55,391,396)	(134,514,922)	(1,358,402,770)
Net increase (decrease)	7,157,408	$74,832,596	(25,198,489)	$(241,499,831)
[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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2. Shares of Beneficial Interest (continued)

	Franklin Insured		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	158,789	$1,943,920	1,609,033	$18,676,360
Shares issued in reinvestment of distributions	2,640,620	32,312,268	552,203	6,442,938
Shares redeemed	(11,104,779)	(135,406,943)	(2,380,556)	(27,670,462)
Net increase (decrease)	(8,305,370)	$(101,150,755)	(219,320)	$(2,551,164)
Year ended February 28, 2014
Shares sold	637,933	$7,676,017	14,263,643	$161,644,051
Shares issued in reinvestment of distributions	5,766,058	69,110,330	1,132,404	12,939,425
Shares redeemed	(52,027,743)	(622,541,915)	(21,877,246)	(247,306,146)
Net increase (decrease)	(45,623,752)	$(545,755,568)	(6,481,199)	$(72,722,670)

Class B Shares:
Year ended February 28, 2014[a]
Shares redeemed	(30,217)	$(383,713)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	21,967	$272,276	206,884	$2,426,100
Shares issued in reinvestment of distributions	407,351	5,051,601	68,737	810,420
Shares redeemed	(2,462,017)	(30,407,231)	(451,080)	(5,289,639)
Net increase (decrease)	(2,032,699)	$(25,083,354)	(175,459)	$(2,053,119)
Year ended February 28, 2014
Shares sold	144,968	$1,774,098	604,890	$7,099,778
Shares issued in reinvestment of distributions	976,889	11,875,249	157,770	1,822,479
Shares redeemed	(16,506,125)	(199,966,720)	(2,744,307)	(31,440,485)
Net increase (decrease)	(15,384,268)	$(186,317,373)	(1,981,647)	$(22,518,228)

Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	805,083	$9,851,931	275,368	$3,207,013
Shares issued in reinvestment of distributions	67,229	822,487	6,470	75,547
Shares redeemed	(562,991)	(6,870,596)	(54,580)	(631,841)
Net increase (decrease)	309,321	$3,803,822	227,258	$2,650,719
Year ended February 28, 2014
Shares sold	1,107,166	$13,193,385	151,905	$1,749,306
Shares issued in reinvestment of distributions	151,481	1,817,018	12,833	146,853
Shares redeemed	(3,098,210)	(36,934,381)	(515,095)	(5,813,970)
Net increase (decrease)	(1,839,563)	$(21,923,978)	(350,357)	$(3,917,811)
[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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	Franklin New Jersey
	Tax-Free Income Fund
	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	3,256,852	$38,490,232
Shares issued in reinvestment of distributions	1,350,624	16,002,101
Shares redeemed	(9,646,248)	(114,005,621)
Net increase (decrease)	(5,038,772)	$(59,513,288)
Year ended February 28, 2014
Shares sold	12,546,810	$149,726,572
Shares issued in reinvestment of distributions	2,820,702	33,503,802
Shares redeemed	(34,038,745)	(403,581,941)
Net increase (decrease)	(18,671,233)	$(220,351,567)

Class B Shares:
Year ended February 28, 2014[a]
Shares redeemed	(40,834)	$(519,178)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	896,194	$10,712,052
Shares issued in reinvestment of distributions	286,184	3,429,789
Shares redeemed	(2,333,146)	(27,871,345)
Net increase (decrease)	(1,150,768)	$(13,729,504)
Year ended February 28, 2014
Shares sold	2,277,360	$27,788,100
Shares issued in reinvestment of distributions	602,945	7,239,344
Shares redeemed	(8,052,649)	(96,314,889)
Net increase (decrease)	(5,172,344)	$(61,287,445)

Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	2,431,190	$28,785,985
Shares issued in reinvestment of distributions	87,746	1,040,819
Shares redeemed	(701,219)	(8,297,251)
Net increase (decrease)	1,817,717	$21,529,553
Year ended February 28, 2014
Shares sold	1,999,455	$23,639,531
Shares issued in reinvestment of distributions	156,692	1,862,620
Shares redeemed	(3,246,445)	(38,208,459)
Net increase (decrease)	(1,090,298)	$(12,706,308)
[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

The Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $100 million
0.650%	Over $100 million, up to and including $250 million
0.625%	Over $250 million, up to and including $500 million
0.600%	In excess of $500 million

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the funds’ Class C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each

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fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%	0.15%	0.10%
Compensation Plans:
Class C	0.65%	0.65%	—	0.65%

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A		0.10%	0.10%	0.10%
Compensation Plans:
Class C		0.65%	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applica-
ble. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’
shares for the period:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$—	$168,553	$71,968	$653,648
CDSC retained	$4	$43,106	$8,710	$51,096

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers		$—	$18,256	$57,265
CDSC retained		$4,322	$447	$4,845

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reim-
burses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

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3. Transactions with Affiliates (continued)

e. Transfer Agent Fees (continued)

For the period ended August 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Transfer agent fees	$45,115	$485,855	$64,958	$806,954

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Transfer agent fees		$192,475	$41,789	$115,815

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses other-
wise payable by the Franklin Federal Limited-Term Tax-Free Income Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses, for each class of the Fund do not exceed 0.48%, (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2015.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 28, 2014, capital loss carryforwards were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2015	$134,018	$361,303	$321,499	$—
2016	503,897	1,114,337	17,957	62,972,830
2017	944,001	6,237,620	—	15,478,643
2018	2,690,894	223,211	567	53,451,410
2019	853,373	1,793,931	—	583,369
Capital loss carryforwards not subject to expiration:
Short term	4,349,879	32,178,741	—	136,349,814
Long term	27,751,205	5,501,359	266,287	257,947,916
Total capital loss carryforwards	$37,227,267	$47,410,502	$606,310	$526,783,982

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		NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2017		$36,012	$—	$—
2018		5,518,185	—	—
Capital loss carryforwards not subject to expiration:
Short term		35,870,393	6,953,892	10,718,530
Long term		10,847,538	7,927,250	11,439,272
Total capital loss carryforwards		$52,272,128	$14,881,142	$22,157,802

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$290,939,266	$3,932,547,092	$1,124,415,774	$7,234,225,499

Unrealized appreciation	$10,952,460	$275,180,421	$19,852,902	$898,961,735
Unrealized depreciation	(48,433,886)	(5,069,134)	(197,480)	(234,009,281)
Net unrealized appreciation (depreciation)	$(37,481,426)	$270,111,287	$19,655,422	$664,952,454

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund
Cost of investments		$2,019,363,571	$463,276,143	$1,166,905,797

Unrealized appreciation		$148,172,544	$30,992,567	$78,038,212
Unrealized depreciation		(3,306,329)	(642,735)	(24,624,372)
Net unrealized appreciation (depreciation)		$144,866,215	$30,349,832	$53,413,840

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

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5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2014, were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Purchases	$1,051,712	$472,377,004	$174,756,969	$216,381,629
Sales	$74,548,249	$64,676,578	$98,539,800	$387,500,777

		Franklin	Franklin	Franklin
		Insured	Massachusetts	New Jersey
		Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund

Purchases		$—	$15,597,537	$38,290,058
Sales		$122,919,564	$16,081,266	$96,727,375

6. Credit Risk and Defaulted Securities

At August 31, 2014, the Franklin Double Tax-Free Income Fund and the Franklin High Yield Tax-Free Income Fund had 36.70% and 17.50%, respectively, of their portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin High Yield Tax-Free Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2014, the aggregate value of these securities was $12,657,307, representing 0.15% of the Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. Concentration of Risk

Franklin Double Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund invest a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended August 31, 2014, the Funds did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Double Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$253,457,840	$—	$253,457,840
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$3,988,253,379	$—	$3,988,253,379
Short Term Investments	—	214,405,000	—	214,405,000
Total Investments in Securities	$—	$4,202,658,379	$—	$4,202,658,379
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$990,907,702	$—	$990,907,702
Short Term Investments	—	153,163,494	—	153,163,494
Total Investments in Securities	$—	$1,144,071,196	$—	$1,144,071,196
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$7,728,728,433	$7,049,520	$7,735,777,953
Short Term Investments	—	163,400,000	—	163,400,000
Total Investments in Securities	$—	$7,892,128,433	$7,049,520	$7,899,177,953
Franklin Insured Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$2,164,229,786	$—	$2,164,229,786
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$493,625,975	$—	$493,625,975

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9. Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$1,220,319,637	$—	$1,220,319,637

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
1915 Act	Improvement Bond Act of 1915	ID	Improvement District
ACA	American Capital Access Holdings Inc.	IDA	Industrial Development Authority/Agency
AD	Assessment District	IDAR	Industrial Development Authority Revenue
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	IDBR	Industrial Development Board Revenue
BAM	Build America Mutual Assurance Co.	ISD	Independent School District
BAN	Bond Anticipation Note	MAC	Municipal Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.	MFHR	Multi-Family Housing Revenue
CDA	Community Development Authority/Agency	MFMR	Multi-Family Mortgage Revenue
CDD	Community Development District	MFR	Multi-Family Revenue
CDR	Community Development Revenue	MTA	Metropolitan Transit Authority
CFD	Community Facilities District	NATL	National Public Financial Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	NATL RE	National Public Financial Guarantee Corp. Reinsured
COP	Certificate of Participation	PBA	Public Building Authority
EDA	Economic Development Authority	PCC	Pollution Control Corp.
EDC	Economic Development Corp.	PCFA	Pollution Control Financing Authority
EDR	Economic Development Revenue	PCR	Pollution Control Revenue
ETM	Escrow to Maturity	PFA	Public Financing Authority
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FHLMC	Federal Home Loan Mortgage Corp.	PSF	Permanent School Fund
FICO	Financing Corp.	PUD	Public Utility District
FNMA	Federal National Mortgage Association	RDA	Redevelopment Agency/Authority
FRN	Floating Rate Note	SF	Single Family
GARB	General Airport Revenue Bonds	SFHR	Single Family Housing Revenue
GO	General Obligation	SFMR	Single Family Mortgage Revenue
HDA	Housing Development Authority/Agency	UHSD	Unified/Union High School District
HFA	Housing Finance Authority/Agency	USD	Unified/Union School District
HFAR	Housing Finance Authority Revenue	XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 24, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

  Chief Accounting Officer

Date October 24, 2014